Eaton Vance Alabama Municipals Fund

Eaton Vance Arkansas Municipals Fund

Eaton Vance Georgia Municipals Fund

Eaton Vance Kentucky Municipals Fund

Eaton Vance Louisiana Municipals Fund

Eaton Vance Maryland Municipals Fund

Eaton Vance Missouri Municipals Fund

Eaton Vance North Carolina Municipals Fund

Eaton Vance Oregon Municipals Fund

Eaton Vance South Carolina Municipals Fund

Eaton Vance Tennessee Municipals Fund

Eaton Vance Virginia Municipals Fund

Mutual funds providing tax-exempt income Prospectus Dated January 3, 2007 as revised January 19, 2007

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This prospectus contains important information about the Funds and the services available to shareholders. Please save it for reference.

Table of Contents

Fund Summaries	3
Alabama Fund	4
Arkansas Fund	5
Georgia Fund	6
Kentucky Fund	7
Louisiana Fund	8
Maryland Fund	9
Missouri Fund	10
North Carolina Fund	11
Oregon Fund	12
South Carolina Fund	13
Tennessee Fund	14
Virginia Fund	15
Fund Fees and Expenses	16
Investment Objectives & Principal Policies and Risks	19
Management and Organization	21
Valuing Shares	22
Purchasing Shares	22
Sales Charges	25
Redeeming Shares	27
Shareholder Account Features	27
Tax Information	29
Financial Highlights	33
Alabama Fund	33
Arkansas Fund	34
Georgia Fund	35
Kentucky Fund	36
Louisiana Fund	37
Maryland Fund	38
Missouri Fund	39
North Carolina Fund	40
Oregon Fund	41
South Carolina Fund	42
Tennessee Fund	43
Virginia Fund	44

Fund Summaries

This section summarizes the investment objectives, and principal strategies and risks of investing in an Eaton Vance Municipals Fund. You will find more specific information about each Fund in the pages that follow.

Investment Objectives and Principal Strategies

The investment objective of each Fund is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. Under normal market circumstances, each Fund will invest at least 80% of its net assets in municipal obligations that are exempt from such taxes. Each Fund primarily invests in investment grade municipal obligations (those rated BBB or Baa or higher), but may also invest in lower rated obligations. Each Fund normally acquires municipal obligations with maturities of ten years or more.

Each Fund may concentrate in certain types of municipal obligations (such as industrial development bonds, housing bonds, hospital bonds or utility bonds), so Fund shares could be affected by events that adversely affect a particular sector. Each Fund may purchase derivative instruments (such as inverse floaters, futures contracts and options thereon, interest rate swaps, and forward rate contracts), bonds that do not make regular payments of interest, bonds issued on a when-issued basis and municipal leases. The portfolio managers may also trade securities to minimize taxable capital gains to shareholders. A portion of each Fund’s distributions generally will be subject to alternative minimum tax.

Principal Risk Factors

Obligations with maturities of ten years or more may offer higher yields than obligations with shorter maturities, but they are subject to greater fluctuations in value when interest rates change. When interest rates rise or when the supply of suitable bonds exceeds the market demand, the value of Fund shares typically will decline. The Fund’s yield will also fluctuate over time. Each Fund invests a significant portion of assets in obligations of issuers located in a single state and is sensitive to factors affecting that state, such as changes in the economy, decreases in tax collection or the tax base, legislation which limits taxes and changes in issuer credit ratings.

Because obligations rated BBB or Baa and obligations rated below BBB or Baa (so-called “junk bonds”) are more sensitive to the financial soundness of their issuers than higher quality obligations, Fund shares may fluctuate more in value than shares of a fund investing solely in higher quality obligations. Obligations rated BBB or Baa have speculative characteristics, while lower rated obligations are predominantly speculative. The credit ratings assigned a state’s general obligations (if any) by Standard & Poor’s Ratings Group (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch Ratings (“Fitch”) are described in the Fund-specific summaries that follow this page.

A Fund’s use of derivatives may expose the Fund to increased risk of principal loss due to imperfect correlation, failure of the counterparty or unexpected price or interest rate movements. Inverse floaters are volatile and involve leverage risk. Bonds that do not make regular interest payments may experience greater volatility in response to interest rate changes. When-issued securities are subject to the risk that when delivered to the Fund they will be worth less than the price the Fund agreed to pay for them. Municipal leases often require a legislative appropriation of funds for payment. If the necessary appropriation is not made, the issuer of the lease may not be able to meet its obligations.

As a non-diversified fund, a Fund may invest a larger portion of its assets in the obligations of a limited number of issuers than may a diversified fund. This makes a Fund more susceptible to adverse economic, business or other developments affecting such issuers. A Fund may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in securities of any one issuer (such limitations do not apply to U.S. Government securities).

No Fund is a complete investment program and you may lose money by investing in a Fund. An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Eaton Vance Alabama Municipals Fund

The Alabama Fund’s investment objective is to provide current income exempt from regular federal income tax and Alabama state personal income taxes. Alabama general obligations currently are rated Aa2, AA and AA by Moody’s, S&P and Fitch, respectively.

Performance Information. The following bar chart and table provide information about the Alabama Fund’s performance for each calendar year through December 31, 2005. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. No performance is shown for Class C shares because the Class had not commenced operations as of December 31, 2005. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

During the ten years ended December 31, 2005, the Fund’s highest quarterly total return was 5.54% for the quarter ended December 31, 2000, and its lowest quarterly total return was –2.44% for the quarter ended June 30, 2004. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2005 to September 30, 2006) was 4.57% . For the 30 days ended August 31, 2006, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal income tax rate of 38.25%) for Class A shares were 3.37% and 5.46%, respectively, for Class B shares were 2.79% and 4.52%, respectively, and for Class C shares were 2.78% and 4.50%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265.

	One	Five	Ten
Average Annual Total Return as of December 31, 2005	Year	Years	Years

Class A Return Before Taxes	–1.24%	3.87%	4.37%
Class B Return Before Taxes	–2.10%	3.78%	4.14%
Class B Return After Taxes on Distributions	–2.14%	3.76%	4.12%
Class B Return After Taxes on Distributions and the Sale of Class B Shares	–0.17%	3.80%	4.13%
Lehman Brothers Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	3.51%	5.59%	5.71%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B. The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipal Bond Index: Lipper Inc.) Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. The Fund’s performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Arkansas Municipals Fund

The Arkansas Fund’s investment objective is to provide current income exempt from regular federal income tax and Arkansas state personal income taxes. Arkansas general obligations currently are rated Aa2 and AA by Moody’s and S&P. Fitch does not currently rate Arkansas general obligations.

Performance Information. The following bar chart and table provide information about the Arkansas Fund’s performance for each calendar year through December 31, 2005. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. No performance is shown for Class C shares because the Class had not commenced operations as of December 31, 2005. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

During the ten years ended December 31, 2005, the Fund’s highest quarterly total return was 4.19% for the quarter ended September 30, 2002, and its lowest quarterly total return was –2.46% for the quarter ended March 31, 1996. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2005 to September 30, 2006) was 5.22% . For the 30 days ended August 31, 2006, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal income tax rate of 39.69%) for Class A shares were 3.63% and 6.02%, respectively, for Class B shares were 3.07% and 5.09%, respectively, and for Class C shares were 2.97% and 4.92%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265.

	One	Five	Ten
Average Annual Total Return as of December 31, 2005	Year	Years	Years

Class A Return Before Taxes	–1.22%	4.13%	4.47%
Class B Return Before Taxes	–1.98%	4.05%	4.19%
Class B Return After Taxes on Distributions	–1.98%	4.04%	4.18%
Class B Return After Taxes on Distributions and the Sale of Class B Shares	0.09%	4.08%	4.20%
Lehman Brothers Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	3.51%	5.59%	5.71%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B. The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipal Bond Index: Lipper Inc.) Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. The Fund's performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Georgia Municipals Fund

The Georgia Fund’s investment objective is to provide current income exempt from regular federal income tax and Georgia state personal income taxes. Georgia general obligations currently are rated Aaa, AAA and AAA by Moody’s, S&P and Fitch, respectively.

Performance Information. The following bar chart and table provide information about the Georgia Fund’s performance for each calendar year through December 31, 2005. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. No performance is shown for Class C shares because the Class had not commenced operations as of December 31, 2005. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

During the ten years ended December 31, 2005, the Fund’s highest quarterly total return was 5.28% for the quarter ended December 31, 2000, and its lowest quarterly total return was –2.66% for the quarter ended June 30, 1999. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2005 to September 30, 2006) was 4.50% . For the 30 days ended August 31, 2006, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal income tax rate of 38.90%) for Class A shares were 3.78% and 6.19%, respectively, for Class B shares were 3.22% and 5.27%, respectively, and for Class C shares were 3.16% and 5.17%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265.

	One	Five	Ten
Average Annual Total Return as of December 31, 2005	Year	Years	Years

Class A Return Before Taxes	–2.22%	4.14%	4.41%
Class B Return Before Taxes	–3.02%	4.09%	4.19%
Class B Return After Taxes on Distributions	–3.02%	4.08%	4.18%
Class B Return After Taxes on Distributions and the Sale of Class B Shares	–0.56%	4.13%	4.21%
Lehman Brothers Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	3.51%	5.59%	5.71%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B. The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipal Bond Index: Lipper Inc.) Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. The Fund's performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Kentucky Municipals Fund

The Kentucky Fund’s investment objective is to provide current income exempt from regular federal income tax and Kentucky state personal income taxes. There are currently no Kentucky general obligations outstanding.

Performance Information. The following bar chart and table provide information about the Kentucky Fund’s performance for each calendar year through December 31, 2005. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. No performance is shown for Class C shares because the Class had not commenced operations as of December 31, 2005. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

During the ten years ended December 31, 2005, the Fund’s highest quarterly total return was 4.37% for the quarter ended December 31, 2000, and its lowest quarterly total return was –2.17% for the quarter ended March 31, 1996. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2005 to September 30, 2006) was 3.38% . For the 30 days ended August 31, 2006, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal income tax rate of 38.90%) for Class A shares were 3.34% and 5.47%, respectively, for Class B shares were 2.77% and 4.53%, respectively, and for Class C shares were 2.77% and 4.53% . A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265.

	One	Five	Ten
Average Annual Total Return as of December 31, 2005	Year	Years	Years

Class A Return Before Taxes	–1.57%	3.50%	4.09%
Class B Return Before Taxes	–2.42%	3.42%	3.85%
Class B Return After Taxes on Distributions	–2.46%	3.38%	3.82%
Class B Return After Taxes on Distributions and the Sale of Class B Shares	–0.27%	3.49%	3.88%
Lehman Brothers Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	3.51%	5.59%	5.71%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B. The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipal Bond Index: Lipper Inc.) Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Louisiana Municipals Fund

The Louisiana Fund’s investment objective is to provide current income exempt from regular federal income tax and Louisiana state individual and corporate income taxes. Louisiana general obligations currently are rated A2, A and A by Moody’s, S&P and Fitch, respectively.

Performance Information. The following bar chart and table provide information about the Louisiana Fund’s performance for each calendar year through December 31, 2005. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

During the ten years ended December 31, 2005, the Fund’s highest quarterly total return was 5.88% for the quarter ended December 31, 2000, and its lowest quarterly total return was –2.89% for the quarter ended March 31, 1996. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2005 to September 30, 2006) was 4.86% . For the 30 days ended August 31, 2006, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal income tax rate of 38.90%) for Class A shares were 3.79% and 6.20%, respectively, and for Class B shares were 3.23% and 5.29%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265.

	One	Five	Ten
Average Annual Total Return as of December 31, 2005	Year	Years	Years

Class A Return Before Taxes	–1.25%	4.30%	4.66%
Class B Return Before Taxes	–2.13%	4.23%	4.37%
Class B Return After Taxes on Distributions	–2.13%	4.22%	4.35%
Class B Return After Taxes on Distributions and the Sale of Class B Shares	–0.02%	4.22%	4.34%
Lehman Brothers Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	3.51%	5.59%	5.71%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B. The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipal Bond Index: Lipper Inc.) Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. The Fund's performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Maryland Municipals Fund

The Maryland Fund’s investment objective is to provide current income exempt from regular federal income tax and Maryland state and local income taxes. Maryland general obligations currently are rated Aaa, AAA and AAA by Moody’s, S&P and Fitch, respectively.

Performance Information. The following bar chart and table provide information about the Maryland Fund’s performance for each calendar year through December 31, 2005. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. No performance is shown for Class C shares because the Class had not commenced operations as of December 31, 2005. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

During the ten years ended December 31, 2005, the Fund’s highest quarterly total return was 4.65% for the quarter endedSeptember 30, 2002, and its lowest quarterly total return was –3.08% for the quarter ended June 30, 1999. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2005 to September 30, 2006) was 4.54% . For the 30 days ended August 31, 2006, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal income tax rate of 38.09%) for Class A shares were 4.26% and 6.88%, respectively, for Class B shares were 3.72% and 6.01%, respectively, and for Class C shares were 3.69% and 5.96% . A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265.

	One	Five	Ten
Average Annual Total Return as of December 31, 2005	Year	Years	Years

Class A Return Before Taxes	–0.33%	4.03%	4.15%
Class B Return Before Taxes	–1.26%	3.92%	3.88%
Class B Return After Taxes on Distributions	–1.26%	3.90%	3.85%
Class B Return After Taxes on Distributions and the Sale of Class B Shares	0.53%	3.94%	3.89%
Lehman Brothers Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	3.51%	5.59%	5.71%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B. The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipal Bond Index: Lipper Inc.) Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. The Fund's performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Missouri Municipals Fund

The Missouri Fund’s investment objective is to provide current income exempt from regular federal income tax and Missouri state personal income taxes. Missouri general obligations currently are rated Aaa, AAA and AAA by Moody’s, S&P and Fitch, respectively.

Performance Information. The following bar chart and table provide information about the Missouri Fund’s performance for each calendar year through December 31, 2005. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. No performance is shown for Class C shares because the Class had not commenced operations as of December 31, 2005. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

During the ten years ended December 31, 2005, the Fund’s highest quarterly total return was 4.70% for the quarter ended December 31, 2000, and its lowest quarterly total return was –2.67% for the quarter ended March 31, 1996. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2005 to September 30, 2006) was 4.07% . For the 30 days ended August 31, 2006, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal income tax rate of 38.90%) for Class A shares were 3.43% and 5.61%, respectively, for Class B shares were 2.86% and 4.68%, respectively, and for Class C shares were 2.81% and 4.60% . A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265.

	One	Five	Ten
Average Annual Total Return as of December 31, 2005	Year	Years	Years

Class A Return Before Taxes	–0.97%	4.67%	4.83%
Class B Return Before Taxes	–1.83%	4.61%	4.54%
Class B Return After Taxes on Distributions	–1.84%	4.60%	4.53%
Class B Return After Taxes on Distributions and the Sale of Class B Shares	0.16%	4.59%	4.51%
Lehman Brothers Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	3.51%	5.59%	5.71%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B. The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipal Bond Index: Lipper Inc.) Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. The Fund's performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance North Carolina Municipals Fund

The North Carolina Fund’s investment objective is to provide current income exempt from regular federal income tax and North Carolina state personal income taxes. North Carolina general obligations currently are rated Aa1, AAA and AAA by Moody’s, S&P and Fitch, respectively.

Performance Information. The following bar chart and table provide information about the North Carolina Fund’s performance for each calendar year through December 31, 2005. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. No performance is shown for Class C shares because the Class had not commenced operations as of December 31, 2005. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

During the ten years ended December 31, 2005, the Fund’s highest quarterly total return was 4.08% for the quarter ended December 31, 2000, and its lowest quarterly total return was –2.54% for the quarter ended March 31, 1996. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2005 to September 30, 2006) was 4.49% . For the 30 days ended August 31, 2006, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal income tax rate of 40.36%) for Class A shares were 3.54% and 5.94%, respectively, for Class B shares were 2.97% and 4.98%, respectively, and for Class C shares were 2.96% and 4.96% . A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265.

	One	Five	Ten
Average Annual Total Return as of December 31, 2005	Year	Years	Years

Class A Return Before Taxes	–1.81%	3.30%	4.04%
Class B Return Before Taxes	–2.59%	3.21%	3.79%
Class B Return After Taxes on Distributions	–2.59%	3.19%	3.75%
Class B Return After Taxes on Distributions and the Sale of Class B Shares	–0.40%	3.31%	3.82%
Lehman Brothers Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	3.51%	5.59%	5.71%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B. The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipals Bond Index: Lipper Inc.) Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. The Fund's performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Oregon Municipals Fund

The Oregon Fund’s investment objective is to provide current income exempt from regular federal income tax and Oregon state personal income taxes. Oregon general obligations currently are rated Aa3, AA- and AA- by Moody’s, S&P and Fitch, respectively.

Performance Information. The following bar chart and table provide information about the Oregon Fund’s performance for each calendar year through December 31, 2005. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. No performance is shown for Class C shares because the Class had not commenced operations as of December 31, 2005. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

During the ten years ended December 31, 2005, the Fund’s highest quarterly total return was 3.60% for the quarter ended June 30, 2002, and its lowest quarterly total return was –2.35% for the quarter ended December 31, 1999. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2005 to September 30, 2006) was 4.82% . For the 30 days ended August 31, 2006, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal income tax rate of 40.85%) for Class A shares were 3.86% and 6.53%, respectively, for Class B shares were 3.31% and 5.60%, respectively, and for Class C shares were 3.29% and 5.56%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265.

	One	Five	Ten
Average Annual Total Return as of December 31, 2005	Year	Years	Years

Class A Return Before Taxes	–0.71%	4.00%	4.33%
Class B Return Before Taxes	–1.46%	3.94%	4.05%
Class B Return After Taxes on Distributions	–1.47%	3.93%	4.05%
Class B Return After Taxes on Distributions and the Sale of Class B Shares	0.51%	4.02%	4.09%
Lehman Brothers Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	3.51%	5.59%	5.71%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B. The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipals Bond Index: Lipper Inc.) Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. The Fund's performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance South Carolina Municipals Fund

The South Carolina Fund’s investment objective is to provide current income exempt from regular federal income tax and South Carolina state personal income taxes. South Carolina general obligations currently are rated Aaa, AA+ and AAA, by Moody’s, S&P and Fitch, respectively.

Performance Information. The following bar chart and table provide information about the South Carolina Fund’s performance for each calendar year through December 31, 2005. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. No performance is shown for Class C shares because the Class had not commenced operations as of December 31, 2005. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

During the ten years ended December 31, 2005, the Fund’s highest quarterly total return was 4.20% for the quarter ended December 31, 2000, and its lowest quarterly total return was –3.40% for the quarter ended June 30, 1999. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2005 to September 30, 2006) was 5.29% . For the 30 days ended August 31, 2006, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal tax rate of 39.55%) for Class A shares were 3.79% and 6.27%, respectively, for Class B shares were 3.23% and 5.34%, respectively, and for Class C shares were 3.2% and 5.33% . A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265.

	One	Five	Ten
Average Annual Total Return as of December 31, 2005	Year	Years	Years

Class A Return Before Taxes	–0.10%	5.15%	4.74%
Class B Return Before Taxes	–0.91%	5.12%	4.51%
Class B Return After Taxes on Distributions	–0.92%	5.11%	4.50%
Class B Return After Taxes on Distributions and the Sale of Class B Shares	0.81%	5.02%	4.49%
Lehman Brothers Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	3.51%	5.59%	5.71%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B. The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipals Bond Index: Lipper Inc.) Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. The Fund's performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Tennessee Municipals Fund

The Tennessee Fund’s investment objective is to provide current income exempt from regular federal income tax and Tennessee state personal income taxes. Tennessee’s general obligations currently are rated Aa2, AA+ and AA by Moody’s, S&P and Fitch, respectively.

Performance Information. The following bar chart and table provide information about the Tennessee Fund’s performance for each calendar year through December 31, 2005. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. No performance is shown for Class C shares because the Class had not commenced operations as of December 31, 2005. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

During the ten years ended December 31, 2005, the Fund’s highest quarterly total return was 4.34% for the quarter ended September 30, 2002, and its lowest quarterly total return was –2.48% for the quarter ended March 31, 1996. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2005 to September 30, 2006) was 4.04% . For the 30 days ended August 31, 2006, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal income tax rate of 38.90%) for Class A shares were 3.36% and 5.50%, respectively, for Class B shares were 2.78% and 4.55%, respectively, and for Class C shares were 2.76% and 4.52% . A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265.

	One	Five	Ten
Average Annual Total Return as of December 31, 2005	Year	Years	Years

Class A Return Before Taxes	–1.93%	4.02%	4.58%
Class B Return Before Taxes	–2.74%	3.93%	4.28%
Class B Return After Taxes on Distributions	–2.78%	3.92%	4.28%
Class B Return After Taxes on Distributions and the Sale of Class B Shares	–0.53%	3.96%	4.27%
Lehman Brothers Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	3.51%	5.59%	5.71%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B. The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipals Bond Index: Lipper Inc.) Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. The Fund's performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Virginia Municipals Fund

The Virginia Fund’s investment objective is to provide current income exempt from regular federal income tax and Virginia state personal income taxes. Virginia general obligations currently are rated Aaa, AAA and AAA by Moody’s, S&P and Fitch, respectively.

Performance Information. The following bar chart and table provide information about the Virginia Fund’s performance for each calendar year through December 31, 2005. The returns in the bar chart are for Class B shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a national index of municipal bonds. No performance is shown for Class C shares because the Class had not commenced operations as of December 31, 2005. Returns in the table for Class B shares are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

During the ten years ended December 31, 2005, the Fund’s highest quarterly total return was 4.64% for the quarter ended December 31, 2000, and its lowest quarterly total return was –2.63% for the quarter ended March 31, 1996. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2005 to September 30, 2006) was 4.89% . For the 30 days ended August 31, 2006, the SEC yield and SEC tax-equivalent yield (assuming a combined state and federal income tax rate of 38.74%) for Class A shares were 3.65 and 5.96%, respectively, for Class B shares were 3.09% and 5.04% and for Class C shares were 3.08% and 5.03%, respectively. A lower tax rate would result in lower tax-equivalent yields. For current yield information call 1-800-225-6265.

	One	Five	Ten
Average Annual Total Return as of December 31, 2005	Year	Years	Years

Class A Return Before Taxes	–1.06%	4.13%	4.43%
Class B Return Before Taxes	–1.83%	4.06%	4.16%
Class B Return After Taxes on Distributions	–1.83%	4.04%	4.14%
Class B Return After Taxes on Distributions and the Sale of Class B Shares	0.08%	4.05%	4.15%
Lehman Brothers Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	3.51%	5.59%	5.71%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B. The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds. Investors cannot invest directly in an index. (Source for Lehman Brothers Municipals Bond Index: Lipper Inc.) Total returns are historical and are calculated by determining the percentage change in net asset value or public offering price with all distributions reinvested. The Fund's past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value of Fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. The Fund's performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. For the Fund’s performance as of the most recent month-end, please refer to www.eatonvance.com.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class B shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Fund Fees and Expenses. These tables describe the fees and expenses that you may pay if you buy and hold shares.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C

Maximum Sales Charge (Load) (as a percentage of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or time of redemption)	None	5.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Distributions	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

.
Alabama Fund				Arkansas Fund
	Class A	Class B	Class C		Class A	Class B	Class C

Management Fees	0.29%	0.29%	0.29%	Management Fees	0.27%	0.27%	0.27%
Distribution and Service (12b-1) Fees	0.20%	0.95%	0.95%	Distribution and Service (12b-1) Fees	0.20%	0.95%	0.95%
Other Expenses (including interest expense of 0.09%)*	0.35%	0.35%	0.35%	Other Expenses (including interest expense of 0.21%)*	0.48%	0.49%	0.48%
Total Annual Fund Operating Expenses	0.84%	1.59%	1.59%	Total Annual Fund Operating Expenses	0.95%	1.71%	1.70%
.
Georgia Fund				Kentucky Fund
	Class A	Class B	Class C		Class A	Class B	Class C

Management Fees	0.30%	0.30%	0.30%	Management Fees	0.31%	0.31%	0.31%
Distribution and Service (12b-1) Fees	0.20%	0.95%	0.95%	Distribution and Service (12b-1) Fees	0.20%	0.95%	0.95%
Other Expenses (including interest expense of 0.45%)*	0.70%	0.70%	0.70%	Other Expenses (including interest expense of 0.06%)*	0.34%	0.34%	0.34%
Total Annual Fund Operating Expenses	1.20%	1.95%	1.95%	Total Annual Fund Operating Expenses	0.85%	1.60%	1.60%
.
Louisiana Fund				Maryland Fund
		Class A	Class B		Class A	Class B	Class C

Management Fees		0.20%	0.20%	Management Fees	0.32%	0.32%	0.32%
Distribution and Service (12b-1) Fees		0.20%	0.95%	Distribution and Service (12b-1) Fees	0.20%	0.95%	0.95%
Other Expenses (including interest expense of 0.26%)*		0.57%	0.58%	Other Expenses (including interest expense of 0.76%)*	1.03%	1.03%	1.03%
Total Annual Fund Operating Expenses		0.97%	1.73%	Total Annual Fund Operating Expenses	1.55%	2.30%	2.30%
.
Missouri Fund				North Carolina Fund
	Class A	Class B	Class C		Class A	Class B	Class C

Management Fees	0.32%	0.32%	0.32%	Management Fees	0.33%	0.33%	0.33%
Distribution and Service (12b-1) Fees	0.20%	0.95%	0.95%	Distribution and Service (12b-1) Fees	0.20%	0.95%	0.95%
Other Expenses (including interest expense of 0.27%)*	0.50%	0.50%	0.50%	Other Expenses (including interest expense of 0.38%)*	0.62%	0.62%	0.62%
Total Annual Fund Operating Expenses	1.02%	1.77%	1.77%	Total Annual Fund Operating Expenses	1.15%	1.90%	1.90%
.
Oregon Fund				South Carolina Fund
	Class A	Class B	Class C		Class A	Class B	Class C

Management Fees	0.36%	0.36%	0.36%	Management Fees	0.34%	0.34%	0.34%
Distribution and Service (12b-1) Fees	0.20%	0.95%	0.95%	Distribution and Service (12b-1) Fees	0.20%	0.95%	0.95%
Other Expenses (including interest expense of 0.46%)*	0.67%	0.67%	0.67%	Other Expenses (including interest expense of 0.37%)*	0.58%	0.58%	0.58%
Total Annual Fund Operating Expenses	1.23%	1.98%	1.98%	Total Annual Fund Operating Expenses	1.12%	1.87%	1.87%
.
Tennessee Fund				Virginia Fund
	Class A	Class B	Class C		Class A	Class B	Class C

Management Fees	0.28%	0.28%	0.28%	Management Fees	0.37%	0.37%	0.37%
Distribution and Service (12b-1) Fees	0.20%	0.95%	0.95%	Distribution and Service (12b-1) Fees	0.20%	0.95%	0.95%
Other Expenses (including interest expense of 0.19%)*	0.44%	0.44%	0.44%	Other Expenses (including interest expense of 0.54%)*	0.74%	0.74%	0.74%
Total Annual Fund Operating Expenses	0.92%	1.67%	1.67%	Total Annual Fund Operating Expenses	1.31%	2.06%	2.06%

*Interest Expense relates to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. See “Investment Objectives & Principal Policies and Risks.”

Example. These Examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. Each Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Each Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		1 Year	3 Years	5 Years	10 Years

Alabama Fund	Class A shares	$557	$ 730	$ 919	$ 1,463
	Class B shares*	$662	$ 902	$1,066	$ 1,688
	Class C shares	$262	$ 502	$ 866	$,1,889

Arkansas Fund	Class A shares	$567	$ 763	$ 976	$ 1,586
	Class B shares*	$674	$ 939	$1,128	$ 1,821
	Class C shares	$273	$ 536	$ 923	$ 2,009

Georgia Fund	Class A shares	$591	$ 838	$1,103	$ 1,860
	Class B shares*	$698	$1,012	$1,252	$ 2,080
	Class C shares	$298	$ 612	$1,052	$ 2,275

Kentucky Fund	Class A shares	$558	$ 733	$ 924	$ 1,474
	Class B shares*	$663	$ 905	$1,071	$ 1,699
	Class C shares	$263	$ 505	$ 871	$ 1,900

Louisiana Fund	Class A shares	$569	$ 769	$ 986	$ 1,608
	Class B shares*	$676	$ 945	$1,139	$ 1,842

Maryland Fund	Class A shares	$625	$ 941	$1,280	$ 2,233
	Class B shares*	$733	$1,118	$1,430	$ 2,448
	Class C shares	$333	$ 718	$1,230	$ 2,636

Missouri Fund	Class A shares	$574	$ 784	$1,011	$ 1,664
	Class B shares*	$680	$ 957	$1,159	$ 1,886
	Class C shares	$280	$ 557	$ 959	$ 2,084

North Carolina Fund	Class A shares	$587	$ 823	$1,078	$ 1,806
	Class B shares*	$693	$ 997	$1,226	$ 2,027
	Class C shares	$293	$ 597	$1,026	$ 2,222

Oregon Fund	Class A shares	$594	$ 847	$1,119	$ 1,893
	Class B shares*	$701	$1,021	$1,268	$ 2,113
	Class C shares	$301	$ 621	$1,068	$ 2,306

South Carolina Fund	Class A shares	$584	$ 814	$1,063	$ 1,773
	Class B shares*	$690	$ 988	$1,211	$ 1,995
	Class C shares	$290	$ 588	$1,011	$ 2,190

Tennessee Fund	Class A shares	$564	$ 754	$ 960	$ 1,553
	Class B shares*	$670	$ 926	$1,107	$ 1,777
	Class C shares	$270	$ 526	$ 907	$ 1,976

Virginia Fund	Class A shares	$602	$ 870	$1,159	$ 1,979
	Class B shares*	$709	$1,046	$1,308	$ 2,197
	Class C shares	$309	$ 646	$1,108	$ 2,390

* Reflects the expenses of Class A after eight years because Class B shares automatically convert to Class A shares after eight years.

You would pay the following expenses if you did not redeem your shares:

		1 Year	3 Years	5 Years	10 Years

Alabama Fund	Class A shares	$557	$730	$ 919	$1,463
	Class B shares*	$162	$502	$ 866	$1,688
	Class C shares	$162	$502	$ 866	$,1889

Arkansas Fund	Class A shares	$567	$763	$ 976	$1,586
	Class B shares*	$174	$539	$ 928	$1,821
	Class C shares	$173	$536	$ 923	$2,009

Georgia Fund	Class A shares	$591	$838	$1,103	$1,860
	Class B shares*	$198	$612	$1,052	$2,080
	Class C shares	$198	$612	$1,052	$2,275

Kentucky Fund	Class A shares	$558	$733	$ 924	$1,474
	Class B shares*	$163	$505	$ 871	$1,699
	Class C shares	$163	$505	$ 871	$1,900

Louisiana Fund	Class A shares	$569	$769	$ 986	$1,608
	Class B shares*	$176	$545	$ 939	$1,842

Maryland Fund	Class A shares	$625	$941	$1,280	$2,233
	Class B shares*	$233	$718	$1,230	$2,448
	Class C shares	$233	$718	$1,230	$2,636

Missouri Fund	Class A shares	$574	$784	$1,011	$1,664
	Class B shares*	$180	$557	$ 959	$1,886
	Class C shares	$180	$557	$ 959	$2,084

North Carolina Fund	Class A shares	$587	$823	$1,078	$1,806
	Class B shares*	$193	$597	$1,026	$2,027
	Class C shares	$193	$597	$1,026	$2,222

Oregon Fund	Class A shares	$594	$847	$1,119	$1,893
	Class B shares*	$201	$621	$1,068	$2,113
	Class C shares	$201	$621	$1,068	$2,306

South Carolina Fund	Class A shares	$584	$814	$1,063	$1,773
	Class B shares*	$190	$588	$1,011	$1,995
	Class C shares	$190	$588	$1,011	$2,190

Tennessee Fund	Class A shares	$564	$754	$ 960	$1,553
	Class B shares*	$170	$526	$ 907	$1,777
	Class C shares	$170	$526	$ 907	$1,976

Virginia Fund	Class A shares	$602	$870	$1,159	$1,979
	Class B shares*	$209	$646	$1,108	$2,197
	Class C shares	$209	$646	$1,108	$2,390

*Reflects the expenses of Class A after eight years because Class B shares automatically convert to Class A shares after eight years.

Investment Objectives & Principal Policies and Risks

The investment objective of each Fund is to provide current income exempt from regular federal income tax and particular state or local income or other taxes. Each Fund seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets during periods of normal market conditions) in municipal obligations, the interest on which is exempt from regular federal income tax and from the state taxes which, in accordance with the Fund’s investment objective, the Fund seeks to avoid. This is a fundamental policy of each Fund which only may be changed with shareholder approval. For purposes of the policy, “net assets” includes any borrowings for investment purposes. Each Fund’s investment objective and certain other policies may be changed by the Trustees without shareholder approval. There is no present intention to make any such change and shareholders will receive 60 days’ notice of any material change in a Fund’s investment objective.

At least 75% of net assets will normally be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s, or BBB or higher by either S&P or Fitch) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser. Municipal obligations rated Baa or BBB have speculative characteristics, while lower quality obligations are predominantly speculative. Also, changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of lower-rated obligations to make principal and interest payments. Lower rated obligations also may be subject to greater price volatility than higher rated obligations. No Fund will invest more than 10% of its net assets in obligations rated below B by Moody’s, S&P or Fitch, or in unrated obligations considered to be of comparable quality by the investment adviser.

Municipal obligations include bonds, notes and commercial paper issued by a municipality, a group of municipalities or participants in qualified issues of tax-exempt debt for a wide variety of both public and private purposes. Municipal obligations also include municipal leases and participations in municipal leases. The obligation of the issuer to meet its obligations under such leases is often subject to the appropriation by the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations. Certain municipal obligations may be purchased on a “when-issued” basis, which means that payment and delivery occur on a future settlement date. The price and yield of such securities are generally fixed on the date of commitment to purchase.

The investment adviser’s process for selecting securities for purchase and sale is research intensive and emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation.

The interest on municipal obligations is (in the opinion of the issuer’s counsel) exempt from regular federal income tax. Interest income from certain types of municipal obligations generally will be subject to the federal alternative minimum tax (the “AMT”) for individuals. Distributions to corporate investors may also be subject to the AMT. The Funds may not be suitable for investors subject to the AMT.

Although each Fund may invest in securities of any maturity, it is expected that a Fund will normally acquire securities with maturities of ten years or more at the time of investment. Many obligations permit the issuer at its option to “call,” or redeem, its securities. As such, the effective maturity of an obligation may be less than ten years as the result of call provisions. The effective maturity of an obligation is its likely redemption date after consideration of any call or redemption features. If an issuer calls securities during a time of declining interest rates, it may not be possible to reinvest the proceeds in securities providing the same investment return as the securities redeemed. The average maturity of a Fund’s holdings may vary depending on market conditions.

Under normal conditions, each Fund invests at least 65% of its total assets in obligations issued by its respective state or its political subdivisions, agencies, authorities and instrumentalities. Municipal obligations of issuers in a single state may be adversely affected by economic developments (including insolvency of an issuer) and by legislation and other governmental activities in that state. Each Fund may also invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam. Moody’s currently rates Puerto Rico general obligations Baa3 and S&P rates them BBB. S&P currently rates Guam general obligations B. Obligations issued by the U.S. Virgin Islands are not currently rated.

Each Fund may invest 25% or more of its total assets in municipal obligations in the same sector (such as leases, housing finance, public housing, municipal utilities, hospital and health facilities or industrial development). This may make a Fund more susceptible to adverse economic, political or regulatory occurrences or adverse court decisions affecting a particular sector.

The net asset value of the Fund’s shares will change in response to changes in prevailing interest rates and changes in the value of securities held by the Fund. The value of securities held will be affected by the credit quality of the issuer of the obligation, and general economic and business conditions that affect the specific economic sector of the issuer. Changes by rating agencies in the rating assigned to an obligation may also affect the value of that obligation.

A Fund may purchase derivative instruments, which derive their value from another instrument, security or index. For example, a Fund may invest in residual interests of a trust (the ”trust”) that holds municipal securities (“inverse floaters”). The trust will also issue floating rate notes to third parties that are senior to the Fund’s inverse floater. The Fund receives interest payments on inverse floaters that bear an inverse relationship to the interest rate paid on the floating rate notes. As a result of accounting statement FAS 140, interest paid by the trust to the floating rate note holders may be reflected as income in the Fund’s financial statements with an offsetting expense for the interest paid by the trust to the floating rate note holders. Inverse floaters involve leverage risk and will involve greater risk than an investment in a fixed rate bond. Because changes in the interest rate paid to the floating rate note holders inversely affects the interest paid on the inverse floater, the value and income of an inverse floater is generally more volatile than that of a fixed rate bond. Inverse floaters have varying degrees of liquidity, and the market for these securities is relatively volatile. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. While inverse floaters expose a Fund to leverage risk, they do not constitute borrowings for purposes of a Fund’s restrictions on borrowings.

Each Fund may also purchase and sell various kinds of financial futures contracts and options thereon to hedge against changes in interest rates or as a substitute for the purchase of portfolio securities. Each Fund may also enter interest rate swaps, forward rate contracts and credit derivatives, which may include credit default swaps, total return swaps or credit options, as well as purchase an instrument that has greater or lesser credit risk than the municipal bonds underlying the instrument. The use of derivative instruments for both hedging and investment purposes involves a risk of loss or depreciation due to a variety of factors including counterparty risk, unexpected market, interest rate or securities price movements, and tax and regulatory constraints. The use of derivatives is highly specialized and engaging in derivative transactions for purposes other than hedging is speculative. Derivative hedging transactions may not be effective because of imperfect correlations and other factors.

Each Fund may invest in zero coupon bonds, which do not require the issuer to make periodic interest payments. The values of these bonds are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently. Each Fund accrues income on these investments and is required to distribute that income each year. Each Fund may be required to sell securities to obtain cash needed for income distributions.

The limited liquidity of certain securities in which each Fund may invest (including those eligible for resale under Rule 144A of the Securities Act of 1933) could affect their market prices, thereby adversely affecting net asset value and the ability to pay income. The amount of publicly available information about certain municipal obligations may be limited and the investment performance of a Fund may be more dependent on the portfolio manager’s analysis than if this were not the case.

Each Fund may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are to settle the next business day. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period prescribed by ReFlow or at other times at ReFlow’s discretion. For use of the ReFlow service, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund.

Each Fund may borrow amounts up to one-third of the value of its total assets (including borrowings), but it will not borrow more than 5% of the value of its total assets except to satisfy redemption requests or for other temporary purposes. Such borrowings would result in increased expense to a Fund and, while they are outstanding, would magnify increases or decreases in the value of Fund shares. No Fund will purchase additional investment securities while outstanding borrowings exceed 5% of the value of its total assets.

During unusual market conditions, each Fund may temporarily invest up to 50% of its total assets in cash or cash equivalents, which is not consistent with a Fund’s investment objective. While temporarily invested, a Fund may not achieve its objective, and interest income from temporary investments may be taxable. Each Fund might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or the Statement of Additional Information. While at times a Fund may use alternative investment strategies in an effort to limit its losses, it may choose not to do so.

Each Fund’s investment policies include a fundamental investment provision allowing the Fund to invest substantially all of its investable assets in one or more open-end management investment companies having substantially the same investment policies and restrictions as the Fund. Any such company or companies would be advised by the Fund’s investment adviser (or an affiliate) and the Fund would not pay directly any advisory fee with respect to the assets so invested. The Fund will indirectly bear its proportionate share of any management fees paid by investment companies in which it invests in addition to the advisory fee paid by the Fund. The Fund may initiate investments in one or more investment companies at any time without shareholder approval.

Management and Organization

Management. Each Fund’s investment adviser is Boston Management and Research (“BMR”), a subsidiary of Eaton Vance Management (“Eaton Vance”), with offices at The Eaton Vance Building, 255 State Street, Boston, MA 02109. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its subsidiaries currently manage over $125 billion on behalf of mutual funds, institutional clients and individuals.

The investment adviser manages the investments of each Fund. Under its investment advisory agreement with each Fund, BMR receives a monthly advisory fee equal to the aggregate of a daily asset based fee and a daily income based fee. The fees are applied on the basis of the following categories.

		Annual	Daily
Category	Daily Net Assets	Asset Rate	Income Rate

1	up to $20 million	0.100%	1.00%
2	$20 million but less than $40 million	0.200%	2.00%
3	$40 million but less than $500 million	0.300%	3.00%
4	$500 million but less than $1 billion	0.275%	2.75%
5	$1 billion but less than $1.5 billion	0.250%	2.50%
6	$1.5 billion but less than $2 billion	0.225%	2.25%
7	$2 billion but less than $3 billion	0.200%	2.00%
8	$3 billion and over	0.175%	1.75%

For the fiscal year ended August 31, 2006, BMR earned advisory fees equivalent to the percentage of average daily net assets stated below.

	Net Assets on
Fund	August 31, 2006	Advisory Fee

Alabama	$57,613,961	0.29%
Arkansas	$55,583,492	0.27%
Georgia	$63,998,987	0.30%
Kentucky	$62,607,808	0.31%
Louisiana	$33,096,028	0.20%
Maryland	$72,899,748	0.32%
Missouri	$77,232,903	0.32%
North Carolina	$80,151,419	0.33%
Oregon	$95,444,384	0.36%
South Carolina	$91,351,098	0.34%
Tennessee	$55,219,751	0.28%
Virginia	$ 114,057,019	0.37%

Each Fund’s most recent shareholder report provides information regarding the basis for the Trustees’ approval of each Fund’s investment advisory agreement.

William H. Ahern is the portfolio manager of the Alabama Fund (since June 1, 1997), and the Kentucky Fund (since November 1, 1998). Craig Brandon is the portfolio manager of the Maryland Fund (since September 13, 2004). Cynthia J. Clemson is the portfolio manager of the Missouri Fund and the Tennessee Fund (since they commenced operations) and the

Georgia Fund (since January 1, 1996). Robert B. MacIntosh is the portfolio manager of the Louisiana Fund (since January 1, 1996) and the Virginia Fund (since January 17, 2000). Thomas M. Metzold is the portfolio manager of the Arkansas Fund (since January 17, 2000), the North Carolina Fund (since March 1, 2004), the Oregon Fund (since November 1, 1996) and the South Carolina Fund (since November 1, 2005). Each portfolio manager is a Vice President of Eaton Vance and BMR and also manages other Eaton Vance portfolios, and Mr. Ahern, Ms. Clemson, Mr. MacIntosh and Mr. Metzold have been Eaton Vance portfolio managers for more than 5 years. Mr. Brandon was appointed portfolio manager in 2004 and has been a municipal credit analyst at Eaton Vance for more than five years.

The Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of Fund shares with respect to which that portfolio manager has management responsibilities.

Eaton Vance serves as the administrator of each Fund, providing each Fund with administrative services and related office facilities. Eaton Vance does not currently receive a fee for serving as administrator.

Eaton Vance also serves as the sub-transfer agent for each Fund. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate fee based upon the actual expenses it incurs in the performance of sub-transfer agency services. This fee is paid to Eaton Vance by a Fund’s transfer agent from the fees the transfer agent receives from the Eaton Vance funds.

Organization. Each Fund is a series of Eaton Vance Municipals Trust (the "Trust"), a Massachusetts business trust. Each Fund offers multiple classes of shares. Each Class represents a pro rata interest in a Fund but is subject to different expenses and rights. The Funds do not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (such as electing or removing trustees, approving management or advisory contracts or changing investment policies that may only be changed with shareholder approval).

Because the Funds use this combined prospectus, a Fund could be held liable for a misstatement or omission made about another Fund. The Trust’s Trustees considered this risk in approving the use of a combined prospectus.

Valuing Shares

Each Fund values its shares once each day only when the New York Stock Exchange is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The purchase price of Fund shares is their net asset value (plus a sales charge for Class A shares), which is derived from the value of Fund holdings. When purchasing or redeeming Fund shares, your investment dealer must communicate your order to the principal underwriter by a specific time each day in order for the purchase price or the redemption price to be based on that day’s net asset value per share. It is the investment dealer’s responsibility to transmit orders promptly. Each Fund may accept purchase and redemption orders as of the time of their receipt by certain investment dealers (or their designated intermediaries).

The Trustees have adopted procedures for valuing investments and have delegated to the investment adviser the daily valuation of such investments. Municipal obligations owned by the Funds are normally valued on the basis of valuations furnished by a pricing service. The pricing service considers various factors relating to bonds and market transactions to determine value. In certain situations, the investment adviser may use the fair value of a security if market prices are unavailable or deemed unreliable. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. The investment adviser expects to use fair value pricing for municipal obligations under limited circumstances, such as when an obligation is not priced by the pricing service or is in default. Eaton Vance has established a Valuation Committee that oversees the valuation of investments.

Purchasing Shares

You may purchase shares through your investment dealer or by mailing an account application form to the transfer agent (see back cover for address). You may request an account application by calling 1-800-262-1122. Your initial investment must be at least $1,000.

After your initial investment, additional investments may be made at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Fund and Class of shares with each investment.

You may make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by calling 1-800-262-1122. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts, certain group purchase plans (including proprietary fee-based programs sponsored by broker-dealers), the ReFlow liquidity program, and for persons affiliated with Eaton Vance and certain Fund service providers (as described in the Statement of Additional Information).

Purchase orders will be executed at the net asset value next determined after their receipt by a Fund. A Fund or your investment dealer must receive your purchase order no later than the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) in order for your purchase to be effected at that day’s net asset value. If you purchase shares through an investment dealer (which includes brokers, dealers and other financial institutions), that dealer may charge you a fee for executing the purchase for you. Each Fund may suspend the sale of its shares at any time and any purchase order may be refused.

Restrictions on Excessive Trading and Market Timing. The Funds are not intended for excessive trading or market timing. Market timers seek to profit by rapidly switching money into a fund when they expect the share price of the fund to rise and taking money out of the fund when they expect those prices to fall. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a fund’s shares may dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, excessive purchases and sales or exchanges of a fund’s shares may cause a fund to have difficulty implementing its investment strategies, may force the fund to sell portfolio securities at inopportune times to raise cash or may cause increased expenses (such as increased brokerage costs, realization of taxable capital gains without attaining any investment advantage or increased administrative costs).

A fund that invests in securities that are, among other things, thinly traded, traded infrequently or relatively illiquid (including certain municipal obligations) is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as “price arbitrage”). The investment adviser is authorized to use the fair value of a security if prices are unavailable or are deemed unreliable (see “Valuing Shares”). The use of fair value pricing and the restrictions on excessive trading and market timing described below are intended to reduce a shareholder’s ability to engage in price arbitrage to the detriment of the Funds.

The Boards of Trustees of the Eaton Vance funds have adopted policies to discourage short-term trading and market timing and to seek to minimize their potentially detrimental effects. Pursuant to these policies, if an investor (through one or more accounts) makes more than two round-trip exchanges (exchanging from one fund to another fund and back again) within 12 months, it will be deemed to constitute market timing or excessive trading. Under the policies, each Fund or its principal underwriter will reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in the Eaton Vance funds if the Fund or the principal underwriter determines that a proposed transaction involves market timing or excessive trading that it believes is likely to be detrimental to the Fund. Each Fund and its principal underwriter cannot ensure that they will be able to identify all cases of market timing and excessive trading, although they believe they have adequate procedures in place to attempt to do so. Each Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in each Fund are inherently subjective and will be made in a manner believed to be in the best interest of a Fund’s shareholders. No Eaton Vance fund has any arrangement to permit market timing. Investments in each Fund by ReFlow in connection with the ReFlow liquidity program (which is described under "Investment Objectives & Principal Policies and Risks" above) are not subject to the two round trip limitation.

The Funds and the principal underwriter have provided guidance to financial intermediaries (such as banks, broker-dealers, insurance companies and retirement administrators) concerning the application of the Eaton Vance funds’ market timing and excessive trading policies to Fund shares held in omnibus accounts maintained and administered by such intermediaries, including guidance concerning situations where market timing or excessive trading is considered to be detrimental to a Fund. Each Fund or its principal underwriter may rely on a financial intermediary’s policy to restrict market timing and excessive trading if it believes that policy is likely to prevent market timing that is likely to be detrimental to each Fund. Such policy may be more or less restrictive than a Fund’s policy. Each Fund and the principal underwriter cannot ensure that these financial intermediaries will in all cases apply the policies of the Funds or their own policies, as the case may be, to accounts under their control.

Choosing a Share Class. Each Fund offers different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different sales charges and expenses and will likely have different share prices due to differences in class expenses. In choosing the class of shares that suits your investment needs, you should consider:

  how long you expect to own your shares;
  how much you intend to invest;
  the sales charge and total operating expenses associated with owning each class; and
  whether you qualify for a reduction or waiver of any applicable sales charges (see “Reducing or Eliminating Class A Sales Charges” under “Sales Charges” below).

Each investor’s considerations are different. You should speak with your investment dealer to help you decide which class of shares is best for you. Set forth below is a brief description of each class of shares offered by the Funds.

Class A shares are offered at net asset value plus a front-end sales charge of up to 4.75% . This charge is deducted from the amount you invest. The Class A sales charge is reduced for purchases of $25,000 or more. The sales charge applicable to your purchase may be reduced under the right of accumulation or a statement of intention, which are described in “Reducing or Eliminating Class A Sales Charges” under “Sales Charges” below. Some investors may be eligible to purchase Class A shares at net asset value under certain circumstances, which are also described below. Class A shares pay distribution and service fees equal to 0.20% annually of average daily net assets. Returns on Class A shares are generally higher than returns on Class B and Class C shares because Class A has lower annual expenses than those classes.

Class B shares are offered at net asset value with no front-end sales charge. If you sell your Class B shares within six years of purchase, you generally will be subject to a contingent deferred sales charge or “CDSC”. The amount of the CDSC applicable to a redemption of Class B shares decreases over six years, as described in the CDSC schedule in “Contingent Deferred Sales Charge” under “Sales Charges” below. The CDSC is deducted from your redemption proceeds. Under certain circumstances, the Class B CDSC may be waived (such as in the case of the death of the shareholder). See “CDSC Waivers” under “Sales Charges” below. Class B shares pay distribution fees and service fees equal to 0.95% annually of average daily net assets. Returns on Class B shares are generally lower than returns on Class A shares because Class B has higher annual expenses than Class A. Class B shares will automatically convert to Class A shares after eight years. Because the sales charge applicable to Class A shares is reduced for larger purchases and Class A has lower operating expenses, purchasing Class B shares may not be appropriate if you are investing a large amount.

Orders for Class B shares of one or more Eaton Vance funds will be refused when the total value of the purchase (including the aggregate value of all Eaton Vance fund shares held within the purchasing shareholder’s account) is $100,000 or more. Investors considering cumulative purchases of $100,000 or more, or who, after a purchase of shares, would own shares of Eaton Vance funds with a current market value of $100,000 or more, should consider whether Class A shares would be more advantageous and consult their investment dealer.

Class C shares are offered at net asset value with no front-end sales charge. If you sell your Class C shares within one year of purchase, you generally will be subject to a CDSC. The CDSC is deducted from your redemption proceeds. Under certain circumstances, the Class C CDSC may be waived (such as certain redemptions from tax-deferred retirement plan accounts). See “CDSC Waivers” under “Sales Charges” below. Class C shares pay distribution fees and service fees equal to 0.95% annually of average daily net assets. Returns on Class C shares are generally lower than returns on Class A shares because Class C has higher annual expenses than Class A.

Orders for Class C shares of one or more Eaton Vance funds will be refused when the total value of the purchase (including the aggregate value of all Eaton Vance fund shares held within the purchasing shareholder’s account) is $1,000,000 or more. Investors considering cumulative purchases of $1,000,000 or more, or who, after a purchase of shares, would own shares of Eaton Vance funds with a current market value of $1,000,000 or more, should consider whether Class A shares would be more advantageous and consult their investment dealer.

Payments to Investment Dealers. In connection with sales of Fund shares, an investment dealer may receive sales charges and Fund distribution and service fees described below. Sales charges, distribution fees and service fees paid to investment dealers vary by share class. In addition, the principal underwriter, out of its own resources, may make cash payments to certain investment dealers who provide marketing support, transaction processing and/or administrative services and, in some cases, include some or all Eaton Vance funds in specialized selling programs. Payments made by the principal underwriter to an investment dealer may be significant and are typically in the form of fees based on Fund sales, assets, transactions processed and/or accounts attributable to that investment dealer. Investment dealers also may receive amounts from the principal underwriter in connection with educational or due diligence meetings that include information concerning Eaton Vance funds. The principal underwriter may pay or allow other promotional incentives or payments to investment dealers to the extent permitted by applicable laws and regulations.

Certain investment dealers that maintain “street name” or omnibus accounts provide sub-accounting, recordkeeping and/ or administrative services to the Eaton Vance funds and are compensated for such services by the funds. As used in this prospectus, the term “investment dealer” includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, their designated intermediaries and any other firm having a selling, administration or similar agreement with the principal underwriter or its affiliates.

Sales Charges

Class A Front-End Sales Charge. Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:

	Sales Charge*	Sales Charge*	Dealer Commission
	as Percentage of	as Percentage of Net	as Percentage of
Amount of Purchase	Offering Price	Amount Invested	Offering Price

Less than $25,000	4.75%	4.99%	4.50%
$25,000 but less than $100,000	4.50%	4.71%	4.25%
$100,000 but less than $250,000	3.75%	3.90%	3.50%
$250,000 but less than $500,000	3.00%	3.09%	2.75%
$500,000 but less than $1,000,000	2.00%	2.04%	2.00%
$1,000,000 or more	0.00**	0.00**	0.75%

*	Because the offering price per share is rounded to two decimal places, the actual sales charge you pay on a purchase of Class A shares may be more or less than your total purchase amount multiplied by the applicable sales charge percentage.

**	No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of redemptions within 18 months of purchase.

The principal underwriter may pay commissions of up to 1.00% on sales of Class A shares made at net asset value through the Eaton Vance Supplemental Retirement Account.

Reducing or Eliminating Class A Sales Charges. Front-end sales charges on purchases of Class A shares may be reduced under the right of accumulation or under a statement of intention. To receive a reduced sales charge, you must inform your investment dealer or a Fund at the time you purchase shares that you qualify for such a reduction. If you do not let your investment dealer or the Fund know you are eligible for a reduced sales charge, you may not receive the discount to which you are otherwise entitled.

Under the right of accumulation, the sales charge you pay is reduced if the current market value of your holdings in a Fund or any other Eaton Vance fund (based on the current maximum public offering price) plus your new purchase total $25,000 or more. Class A, Advisers Class, Class B, Class C, Class I and/or Class R shares of the Fund or other Eaton Vance funds, as well as shares of Eaton Vance Money Market Fund, owned by you may be included for this purpose. Shares of Eaton Vance Cash Management Fund and Eaton Vance Tax Free Reserves cannot be included under the right of accumulation. Shares owned by you, your spouse and children under age twenty-one may be combined for purposes of the right of accumulation, including shares held for the benefit of any of you in trust or fiduciary accounts (including retirement accounts) or omnibus or “street name” accounts. In addition, shares purchased and/or owned in an employer-sponsored retirement plan (including SEP, SARSEP and SIMPLE IRA plans) may be combined for purposes of the right of accumulation for the plan and its participants. You may be required to provide documentation to establish your ownership of shares included under the right of accumulation (such as account statements for you, your spouse and children or marriage certificates, birth certificates and/or trust or other fiduciary-related documents).

Under a statement of intention, purchases of $25,000 or more made over a 13-month period are eligible for reduced sales charges. Shares eligible under the right of accumulation (other than those included in employer-sponsored retirement plans) may be included to satisfy the amount to be purchased under a statement of intention. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires. A statement of intention does not obligate you to purchase (or a Fund to sell) the full amount indicated in the statement.

Class A shares are offered at net asset value (without a sales charge) to clients of financial intermediaries who charge an ongoing fee for advisory, investment, consulting or similar services. Such clients may include individuals, corporations and endowments. Class A shares also are offered at net asset value to investment and institutional clients of Eaton Vance and its affiliates; certain persons affiliated with Eaton Vance; to certain fund service providers as described in the Statement of Additional Information; and in connection with the ReFlow liquidity program. Class A shares may also be purchased at net asset value pursuant to the reinvestment privilege and exchange privilege and when distributions are reinvested. See “Shareholder Account Features” for details.

Contingent Deferred Sales Charge. Each class of shares is subject to a CDSC on certain redemptions. Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% CDSC if redeemed within 18 months of purchase. In addition, Class A shares purchased through the Eaton Vance Supplemental Retirement Account (regardless of the amount of the purchase) are subject to a CDSC equal to 1% if redeemed within one year of purchase and a CDSC of 0.50% if redeemed within two years of purchase. Class C shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase. Class B shares are subject to the following CDSC schedule:

Year of Redemption After Purchase	CDSC	CDSCs are based on the lower of the net asset value at
the time of purchase or at the time of redemption.
Shares acquired through the reinvestment of
distributions are exempt from the CDSC. Redemptions
are made first from shares that are not subject to a
		CDSC.

First or Second	5%

Third	4%
Fourth	3%
Fifth	2%
Sixth	1%
Seventh or following	0%

The sales commission payable to investment dealers in connection with sales of Class B and Class C shares is described under “Distribution and Service Fees” below.

CDSC Waivers. CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see “Shareholder Account Features”). The CDSC is also waived following the death of a beneficial owner of shares (a death certificate and other applicable documents may be required).

Conversion Feature. After eight years, Class B shares automatically convert to Class A shares. Class B shares acquired through the reinvestment of distributions convert in proportion to shares not so acquired.

Distribution and Service Fees. Class A, Class B and Class C shares have in effect plans under Rule 12b-1 that allows each Fund to pay distribution fees for the sale and distribution of shares (so-called “12b-1 fees”) and service fees for personal and/or shareholder account services. Class B and Class C shares pay distribution fees to the principal underwriter of 0.75% of average daily net assets annually. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. The principal underwriter compensates investment dealers on sales of Class B and Class C shares (except exchange transactions and reinvestments) in an amount equal to 4% and 1%, respectively, of the purchase price of the shares. After the first year, investment dealers also receive 0.75% of the value of Class C shares in annual distribution fees. Class B and Class C also pay service fees to the principal underwriter equal to 0.20% of average daily net assets annually. Class A shares pay distribution and service fees equal to 0.20% of average daily net assets annually. After the sale of shares, the principal underwriter receives the Class A distribution and service fees and the Class B and Class C service fees for one year and thereafter investment dealers generally receive them based on the value of shares sold by such dealers for shareholder servicing performed by such investment dealers. Although there is no present intention to do so, each Class could pay service fees of up to 0.25% annually upon Trustee approval. Distribution and service fees are subject to the limitations contained in the sales charge rule of the National Association of Securities Dealers, Inc.

More information about sales charges is available free of charge on the Eaton Vance website at www.eatonvance.com and in the Statement of Additional Information. Please consult the Eaton Vance website for any updates to sales charge information before making a purchase of Fund shares.

Redeeming Shares You can redeem shares in any of the following ways:

By Mail	Send your request to the transfer agent along with any certificates and stock powers. The request must be signed exactly as your account is registered and signature guaranteed. You can obtain a signature guarantee at certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.
By Telephone	You can redeem up to $100,000 per account (which may include shares of one or more Eaton Vance funds) per day by calling 1-800-262-1122 Monday through
Friday, 8:00 a.m. to 7:00 p.m. (eastern time). Proceeds of a telephone redemption can be mailed only to the account address. Shares held by corporations, trusts or certain other entities and shares that are subject to fiduciary arrangements cannot be redeemed by telephone.
By Wire	If you have given complete written authorization in advance you may request that redemption proceeds be wired directly to your bank account. The bank designated may be any bank in the United States. The request may be made by calling 1-800-
263-1122 or by sending a signature guaranteed letter of instruction to the transfer agent (see back cover for address). You may be required to pay the costs of such transaction; however, no costs are currently charged. A Fund may suspend or terminate the expedited payment procedure upon at least 30 days notice.
Through an Investment Dealer	Your investment dealer is responsible for transmitting the order promptly. An investment dealer may charge a fee for this service.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received. Your redemption proceeds will be paid in cash within seven days, reduced by the amount of any applicable CDSC and any federal income tax required to be withheld. Payments will be sent by mail unless you complete the Bank Wire Redemptions section of the account application.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier’s check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked either to add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

While redemption proceeds are normally paid in cash, redemptions may be paid by distributing marketable securities. If you receive securities, you could incur brokerage or other charges in converting the securities to cash.

Shareholder Account Features

Once you purchase shares, the transfer agent establishes an account for you.

Distributions. You may have your Fund distributions paid in one of the following ways:

•Full Reinvest Option	Dividends and capital gains are reinvested in additional shares. This option will be assigned if you do not specify an option.
•Partial Reinvest Option	Dividends are paid in cash and capital gains are reinvested in additional shares.
•Cash Option	Dividends and capital gains are paid in cash.
•Exchange Option	Dividends and/or capital gains are reinvested in additional shares of any class of another Eaton Vance fund chosen by you, subject to the terms of that fund’s prospectus. Before selecting this option, you must obtain a prospectus of the other fund and consider its objectives, risks, and charges and expenses carefully.

Information about the Funds. From time to time, you may be mailed the following:

•Semiannual and annual reports containing a list of portfolio holdings as of the end of the second and fourth fiscal quarters, respectively, performance information and financial statements.

•Periodic account statements, showing recent activity and total share balance.

•Form 1099 and tax information needed to prepare your income tax returns.

•Proxy materials, in the event a shareholder vote is required.

•Special notices about significant events affecting your Fund.

Each Fund will file with the Securities and Exchange Commission (“SEC”) a list of its portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q. Each Fund’s annual and semiannual reports (as filed on Form N-CSR) and each Form N-Q may be viewed on the SEC’s website (www.sec.gov). The most recent fiscal and calendar quarter end holdings may also be viewed on the Eaton Vance website (www.eatonvance.com). Portfolio holdings information is filed with the SEC or posted on the Eaton Vance website approximately 60 days after the end of the quarter to which it relates. Each Fund also posts information about certain portfolio characteristics (such as top ten holdings and asset allocation) as of the most recent calendar quarter end on the Eaton Vance website approximately ten business days after the calendar quarter end.

The Eaton Vance funds have established policies and procedures with respect to the disclosure of portfolio holdings and other information concerning Fund characteristics. A description of these policies and procedures is provided in the Statement of Additional Information. Such policies and procedures regarding disclosure of portfolio holdings are designed to prevent the misuse of material, non-public information about the funds.

Withdrawal Plan. You may redeem shares on a regular monthly or quarterly basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 12% annually of the greater of either the initial account balance or the current account balance. Because purchases of Class A shares are generally subject to an initial sales charge, Class A shareholders should not make withdrawals from their accounts while also making purchases.

Exchange Privilege. You may exchange your Fund shares for shares of the same Class of another Eaton Vance fund, or in the case of Class B and Class C shares, Eaton Vance Money Market Fund. Exchanges are made at net asset value. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase of Fund shares.

Before exchanging, you should read the prospectus of the new fund carefully. If you wish to exchange shares, write to the transfer agent (see back cover for address) or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive 60 days’ notice of any material change to the privilege. This privilege may not be used for “market timing”. If an account (or group of accounts) makes more than two round-trip exchanges (exchanged from one fund to another and back again) within 12 months, it will be deemed to be market timing. As described under “Purchasing Shares”, the exchange privilege may be terminated for market timing accounts or for other reasons.

Reinvestment Privilege. If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same class of shares of the Fund you redeem from, provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. Reinvestment requests must be in writing. If you reinvest, your purchase will be at the next determined net asset value following receipt of your request.

Telephone and Electronic Transactions. You can redeem or exchange shares by telephone as described in this prospectus. In addition, certain transactions may be conducted through the Internet. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are recorded.

“Street Name” Accounts. If your shares are held in a “street name” account at an investment dealer, that dealer (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your investment dealer to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. You will not be able to utilize a number of shareholder features, such as telephone transactions, directly with the Fund. If you transfer shares in a “street name” account to an account with another investment dealer or to an account directly with the Fund, you should obtain historical information about your shares prior to the transfer.

Procedures for Opening New Accounts. To help the government fight the funding of terrorism and money laundering activities, federal law requires each Fund to obtain, verify and record information that identifies each person who opens a Fund account. When you open an account, the transfer agent or your investment dealer will ask you for your name, address, date of birth and other identifying information. You also may be asked to produce a copy of your driver’s license and other identifying documents. If a person fails to provide the information requested, any application by that person to open a new account will be rejected. Moreover, if the transfer agent or the investment dealer is unable to verify the identity of a person based on information provided by that person, it may take additional steps including, but not limited to, requesting additional information from the person, closing the person’s account or reporting the matter to the appropriate federal authorities. If your account is closed for this reason, your shares may be automatically redeemed. If the Fund’s net asset value has decreased since your purchase, you will lose money as a result of this redemption.

Account Questions. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-262-1122, or write to the transfer agent (see back cover for address).

Tax Information

Each Fund declares dividends daily and ordinarily pays distributions monthly. Different Classes of a Fund will distribute different dividend amounts. Your account will be credited with dividends beginning on the business day after the day when the funds used to purchase your Fund shares are collected by the transfer agent. For tax purposes, the entire monthly distribution of the Fund’s daily dividends ordinarily will constitute tax-exempt income to you. Distributions of any net realized gains will be made once each year (usually in December). The exemption of “exempt-interest dividend” income from regular federal income taxation does not necessarily result in similar exemptions from such income under the state or local tax laws.

A Fund may invest a portion of its assets in securities that generate income that is not exempt from federal income tax. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares in the Fund. Distributions of any taxable income and net short-term capital gains will be taxable as ordinary income. Distributions of any long-term capital gains are taxable as long-term capital gains. Distributions of interest on certain municipal obligations are a tax preference item under the AMT provisions applicable to individuals and corporations, and all tax-exempt distributions may affect a corporation’s AMT liability. Each Fund’s distributions will be treated as described above for federal income tax purposes whether they are paid in cash or reinvested in additional shares. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

Shareholders, particularly corporations, recipients of social security or railroad retirement benefits and those subject to alternative minimum tax, should consult with their advisers concerning the applicability of federal, state, local and other taxes to an investment. Additional information about state taxes is provided below.

Alabama Taxes. In the opinion of special tax counsel to the Alabama Fund, under existing Alabama law, as long as the Alabama Fund qualifies as a separate “regulated investment company” under the Code, and provided that the Alabama Fund is invested in obligations the interest on which would be exempt from Alabama personal income taxes if held directly by an individual shareholder (such as obligations of Alabama or its political subdivisions, of the United States or of certain territories or possessions of the United States), dividends received by shareholders from the Alabama Fund that represent interest received by the Alabama Fund on such obligations will be exempt from Alabama personal income taxes. To the extent that distributions by the Alabama Fund are derived from long-term or short-term capital gains on such obligations, or from dividends or capital gains on other types of obligations, such distributions will not be exempt from Alabama personal income tax. Capital gains or losses realized from a redemption, sale or exchange of shares of the Alabama Fund by an Alabama resident will be taken into account for Alabama personal income tax purposes.

Arkansas Taxes. In the opinion of special tax counsel to the Arkansas Fund, under Arkansas law, as long as the Arkansas Fund qualifies as a separate “regulated investment company” under the Code, and provided the Arkansas Fund is invested in obligations the interest on which would be exempt from Arkansas personal income taxes if held directly by an individual shareholder (such as obligations of Arkansas or its political subdivisions, or of the United States or of certain territories or possessions of the United States), dividends received from the Arkansas Fund that represent interest received by the Arkansas Fund on such obligations will be exempt from Arkansas personal income taxes. To the extent that distributions by the Arkansas Fund are derived from long-term or short-term capital gains on such obligations, or from dividends or capital gains on other types of obligations, such distributions will not be exempt from Arkansas personal income tax. The opinion addresses the tax consequences when the Arkansas Fund invests directly in these obligations.

Capital gains or losses realized from a redemption, sale or exchange of shares of the Arkansas Fund by an Arkansas resident will be taken into account for Arkansas personal income tax purposes.

Georgia Taxes. In the opinion of special tax counsel to the Georgia Fund, under existing law, shareholders who are otherwise subject to the Georgia personal or corporate income tax will not be subject to Georgia income tax on distributions with respect to shares of the Georgia Fund to the extent such distributions represent “exempt-interest dividends” for federal income tax purposes that are attributable to interest on obligations issued by or on behalf of the State of Georgia or its political subdivisions, and by the governments of the U.S., Puerto Rico, the U.S. Virgin Islands and Guam to the extent that such obligations are exempt from State income tax pursuant to federal law. Distributions, if any, derived from capital gain or other sources generally will be taxable to shareholders of the Georgia Fund for Georgia income tax purposes. Shareholders who are subject to the Georgia corporate net worth tax, a franchise tax that is based on net worth, will be subject to such tax with respect to ownership of shares of the Georgia Fund and distributions with respect thereto.

Kentucky Taxes. Shareholders of the Kentucky Fund who otherwise are subject to individual or corporate income tax in the Commonwealth of Kentucky will not be not subject to such taxes on distributions with respect to their shares in the Kentucky Fund to the extent that such distributions are attributable to interest on obligations of the Commonwealth of Kentucky or any of its political subdivisions or taxing authorities, obligations of the United States, or obligations of the government of Puerto Rico, the U.S. Virgin Islands, Guam, the Northern Mariana Islands, or (for obligations issued after October 16, 2004) American Samoa. Capital distributions with respect to shares in the Kentucky Fund will be includable in income for Kentucky income tax purposes to the same extent as for federal income tax purposes.

Many local governments in Kentucky, including Louisville Metro, the Lexington-Fayette Urban County Government, Bowling Green and Covington, impose taxes on the net profits of businesses (operating in any form, including sole proprietorships) within the local jurisdiction. Such taxes should not be imposed on income derived from an investment in the Kentucky Fund. However, because of differences in the provisions of the local ordinances, it is not possible to address their specific impact.

Louisiana Taxes. In the opinion of special tax counsel to the Louisiana Fund, under existing Louisiana law as long as: (i) the Louisiana Fund qualifies as a separate “regulated investment company” under the Code; and (ii) the Louisiana Fund receives income from obligations, the interest on which would be exempt from Louisiana individual and corporate income taxes if held directly by an individual shareholder (such as obligations of Louisiana or its political subdivisions, of the United States or of certain territories or possessions of the United States), the dividends received from the Louisiana Fund that represent interest received by the Louisiana Fund on such obligations will be exempt from Louisiana individual and corporate income taxes. To the extent that distributions by the Louisiana Fund are derived from long-term or short-term capital gains on such obligations, or from dividends or capital gains on other types of obligations, such distributions will not be exempt from Louisiana individual and corporate income taxes.

Capital gains or losses realized from a redemption, sale or exchange of shares of the Louisiana Fund by a Louisiana resident will be taken into account for Louisiana individual and corporate income tax purposes. Distributions from and investments in the Louisiana Fund by corporate shareholders who are otherwise subject to the Louisiana corporate franchise tax will be included in the capital of such corporations for Louisiana franchise tax purposes.

Maryland Taxes. In the opinion of special tax counsel to the Maryland Fund, so long as the Maryland Fund qualifies to be taxed as a regulated investment company in the manner set forth in Section 852(b) of the Code, holders of the Maryland Fund who are individuals, estates or trusts and who are otherwise subject to Maryland State and local individual income taxes will not be subject to such taxes on Maryland Fund dividends to the extent that (a) such dividends qualify as exempt-interest dividends of a regulated investment company under Section 852(b)(5) of the Code, which are attributable to interest on tax-exempt obligations of the State of Maryland or its political subdivisions or authorities, or obligations (i) issued by the government of Puerto Rico, U.S. Virgin Islands or Guam or their authorities or (ii) issued after October 16, 2004 by the government of American Samoa or its authorities (the obligations described in this clause (a) being referred to as “Maryland tax-exempt obligations”), (b) such dividends are attributable to interest on obligations of the U.S. Government or obligations issued or guaranteed by the U.S. Government and its agencies, instrumentalities and authorities (“U.S. obligations”) or (c) such dividends are attributable to gain realized by the Maryland Fund as a result of the sale or exchange of a bond issued by the State of Maryland or a political subdivision thereof. To the extent that distributions of the Maryland Fund are attributable to sources other than the foregoing (such as short or long-term capital gain or interest on tax-exempt obligations of states other than Maryland and their political subdivisions and authorities), such distributions will not be exempt from Maryland State and local individual income taxes.

Maryland presently includes in Maryland taxable income a portion of certain items of tax preferences as defined in the Code. Interest paid on certain private activity bonds constitutes such a tax preference. Accordingly, up to 50% of any distributions of the Maryland Fund attributable to such private activity bonds (other than private activity bonds issued by the State of Maryland, its political subdivision, or authorities) may not be exempt from Maryland State and local individual income taxes.

Shareholders of the Maryland Fund that are corporations otherwise subject to Maryland corporate income tax will not be subject to such tax on Maryland Fund dividends to the extent that (a) such dividends qualify as exempt-interest dividends under Section 852(b)(5) of the Code which are attributable to Maryland tax-exempt obligations, (b) such dividends are attributable to interest on U.S. obligations or (c) such dividends are attributable to gain realized by the Maryland Fund as a result of the sale or exchange of a bond issued by the State of Maryland or a political subdivision thereof. To the extent that distributions of the Maryland Fund are attributable to sources other than the foregoing (such as short or long-term capital gain or interest on tax-exempt obligations of states other than Maryland and their political subdivisions and authorities), such distributions will not be exempt from Maryland corporate income tax.

Interest on indebtedness incurred or continued (directly or indirectly) by a shareholder of the Maryland Fund to purchase or carry shares of the Maryland Fund will not be deductible for Maryland State and local individual income tax purposes or corporate income tax purposes to the extent such interest is allocable to exempt-interest dividends. Shares of the Maryland Fund will not be subject to the Maryland personal property tax.

Missouri Taxes. In the opinion of special tax counsel to the Missouri Fund, so long as the Missouri Fund qualifies for federal income taxation as a regulated investment company dividends distributed to individual shareholders of the Missouri Fund will be exempt from the Missouri personal income tax imposed by Chapter 143 of the Missouri Revised Statutes to the extent that such dividends qualify as exempt interest dividends of a regulated investment company under Section 852(b)(5) of the Code and are derived from interest on obligations of the United States, its authorities, commissions, instrumentalities, possessions or territories to the extent exempt from Missouri income taxes under the laws of the United States (including Puerto Rico, Guam and the U.S. Virgin Islands), or of the State of Missouri or its political subdivisions. Capital gain dividends, as defined in Section 852(b)(3) of the Code, distributable by the Missouri Fund to individual resident shareholders of the Missouri Fund, to the extent includable in federal adjusted gross income, will be subject to Missouri income taxation. Shares in the Missouri Fund are not subject to Missouri personal property taxes.

North Carolina Taxes. In the opinion of special tax counsel to the North Carolina Fund, distributions from the North Carolina Fund will not be subject to North Carolina individual, trust, or estate income taxation to the extent that such distributions are either (i) excluded from federal gross income and represent interest the North Carolina Fund receives on obligations of North Carolina or its political subdivisions, nonprofit educational institutions organized or chartered under the laws of North Carolina, or Puerto Rico, U.S. Virgin Islands, or Guam or (ii) represent interest the North Carolina Fund receives on direct obligations of the United States. These North Carolina income tax exemptions will be available only if the North Carolina Fund complies with the requirement of the Code that at least 50% of the value of its assets at the close of each quarter of its taxable years is invested in state, municipal, or other obligations described in §103(a) of the Code. The North Carolina Fund intends to comply with that requirement.

Any capital gains distributed by the North Carolina Fund (except for capital gain attributable to the sale by the North Carolina Fund of an obligation the profit from which is exempt by North Carolina statute) or gains realized by the shareholder from a redemption or sale of shares of the North Carolina Fund will be subject to North Carolina individual, trust, or estate income taxation. Interest on indebtedness incurred (directly or indirectly) by a shareholder of the North Carolina Fund to purchase or carry shares of the North Carolina Fund generally will not be deductible for North Carolina income tax purposes.

The opinion of special tax counsel is based on a ruling of the North Carolina Department of Revenue obtained by counsel on behalf of the North Carolina Fund. That ruling is subject to change.

Oregon Taxes. In the opinion of special tax counsel to the Oregon Fund, so long as the Oregon Fund qualifies to be taxed as a separate “regulated investment company” under the Code, under existing Oregon law holders of the Oregon Fund who are individuals, estates or trusts will not be subject to Oregon personal income tax on Oregon Fund dividends to the extent that such dividends (i) qualify as “exempt-interest dividends” of a regulated investment company under the Code and (ii) are attributable to interest on tax-exempt obligations of the State of Oregon or its political subdivisions or authorities, or obligations issued by the Governments of Puerto Rico, U.S. Virgin Islands or Guam or their authorities (“Oregon tax-exempt obligations”).

To the extent that distributions of the Oregon Fund are attributable to certain sources other than interest on Oregon tax-exempt obligations, including all short-term and long-term capital gain and interest on tax-exempt obligations of states other than Oregon and their political subdivisions and authorities, such distributions will not be exempt from Oregon personal income tax for individuals, estates or trusts otherwise subject to Oregon personal income tax. Capital gains or losses realized from a redemption, sale or exchange of shares of the Oregon Fund will be taken into account for Oregon personal income tax purposes.

No portion of distributions from the Oregon Fund will be exempt from the Oregon corporation excise tax, which generally applies to financial corporations “located within” Oregon and other business corporations “doing or authorized to do business within” Oregon. Oregon imposes a corporate income tax on corporations not subject to the Oregon corporation excise tax. Corporations subject to the Oregon corporation income tax should consult their tax advisors regarding distributions from the Oregon Fund. Shares of the Oregon Fund will not be subject to Oregon property tax.

South Carolina Taxes. In the opinion of special tax counsel to the South Carolina Fund, under existing South Carolina law as long as the South Carolina Fund qualifies as a separate “regulated investment company” under the Code, shareholders of the South Carolina Fund will not be required to include in their South Carolina gross income distributions from the South Carolina Fund to the extent such distributions qualify as “exempt-interest dividends” as defined in the Code, which are directly attributable to interest received by the South Carolina Fund on tax-exempt obligations issued by the State of South Carolina or its political subdivisions or the United States. In the event the South Carolina Fund fails to qualify as a separate “regulated investment company,” the foregoing exemption may be unavailable or substantially limited. The opinion addresses the tax consequences when the South Carolina Fund invests directly in these obligations. The application of these consequences to the South Carolina Fund when investing indirectly in these obligations, through a common law trust taxable as a partnership, was ruled upon favorably by the South Carolina Tax Commission.

Capital gains distributed by the South Carolina Fund, or gains realized by a shareholder from a redemption or sale of shares of the South Carolina Fund, will be subject to South Carolina income taxes. As intangible personal property, the shares of the South Carolina Fund are exempt from any and all ad valorem taxation in South Carolina.

Tennessee Taxes. In the opinion of special tax counsel to the Tennessee Fund, individual shareholders of the Tennessee Fund will not be subject to Tennessee individual income tax on distributions received from the Tennessee Fund to the extent such distributions are attributable to interest the Tennessee Fund receives on (i) bonds or securities of the U.S. Government or any agency or instrumentality thereof, (ii) bonds of the State of Tennessee or any county, municipality or political subdivision thereof, including any agency, board, authority or commission, or (iii) bonds of Puerto Rico, U.S. Virgin Islands or Guam.

The opinion of special tax counsel is based on a ruling of the Tennessee Department of Revenue obtained by counsel on behalf of the Tennessee Fund. That ruling is subject to change. The Tennessee Fund will report annually to its shareholders the percentage and source, on a state-by-state basis, of interest income received by the Tennessee Fund on municipal bonds during the preceding year.

On March 16, 1994, the Tennessee Fund received a letter ruling from the Department of Revenue of the State of Tennessee to the effect that distributions of capital gains from the Tennessee Fund attributable to tax-exempt securities are exempt from Tennessee income tax. Tennessee Fund management believes that Eaton Vance is the only mutual fund sponsor that has obtained such a ruling. The ruling is subject to change under certain conditions.

Virginia Taxes. In the opinion of special tax counsel to the Virginia Fund, under existing Virginia law, distributions from the Virginia Fund will not be subject to Virginia individual, trust, estate, or corporate income taxation to the extent that such distributions are either (i) excluded from federal gross income and attributable to interest the Virginia Fund receives on obligations of Virginia, its political subdivisions, or its instrumentalities, or Puerto Rico, U.S. Virgin Islands, or Guam or (ii) attributable to interest the Virginia Fund receives on direct obligations of the United States. These Virginia income tax exemptions will be available only if the Virginia Fund complies with the requirement of the Code that at least 50% of the value of its assets at the close of each quarter of its taxable year is invested in state, municipal, or other obligations described in §103(a) of the Code. The Virginia Fund intends to comply with that requirement. Other distributions from the Virginia Fund, including certain capital gains, generally will not be exempt from Virginia income taxation.

Interest on indebtedness incurred (directly or indirectly) by shareholders to purchase or carry shares of the Virginia Fund generally will not be deductible for Virginia income tax purposes. Neither the Trust nor the Virginia Fund will be subject to any Virginia intangible property tax on any obligations in the Virginia Fund. In addition, shares of the Virginia Fund held for investment purposes will not be subject to any Virginia intangible personal property tax.

Financial Highlights

The financial highlights are intended to help you understand a Fund’s financial performance for the past five years. Certain information in the tables reflects the financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all distributions and not taking into account a sales charge). This information has been audited by Deloitte & Touche LLP, an independent registered public accounting firm. The report of Deloitte & Touche LLP and each Fund’s financial statements are incorporated herein by reference.

						Alabama Fund
					Year Ended August 31,

		2006(1)		2005(1)		2004(1)		2003		2002(1)(2)

	Class A	Class B	Class C(3)	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B

Net asset value - Beginning of year	$ 9.890	$10.870	$10.830	$ 9.800	$10.770	$ 9.720	$10.690	$ 9.920	$10.910	$ 9.960	$10.960

Income (loss) from operations
Net investment income	$ 0.401	$ 0.362	$ 0.138	$ 0.422	$ 0.384	$ 0.454	$0.423	$ 0.475	$ 0.439	$ 0.471	$ 0.440
Net realized and unrealized gain (loss)	0.026	0.034	0.089	0.099	0.108	0.085	0.080	(0.206)	(0.219)	(0.042)	(0.050)
Total income from operations	$ 0.427	$ 0.396	$ 0.227	$ 0.521	$ 0.492	$ 0.539	$0.503	$ 0.269	$ 0.220	$ 0.429	$ 0.390

Less distributions
From net investment income	$ (0.407)	$ (0.366)	$(0.157)	$ (0.431)	$ (0.392)	$ (0.459)	$ (0.423)	$(0.469)	$ (0.440)	$(0.469)	$ (0.440)
Total distributions	$ (0.407)	$ (0.366)	$ (0.157)	$ (0.431)	$ (0.392)	$ (0.459)	$ (0.423)	$(0.469)	$ (0.440)	$(0.469)	$ (0.440)
Net asset value - End of year	$ 9.910	$10.900	$10.900	$ 9.890	$10.870	$ 9.800	$10.770	$ 9.720	$10.690	$ 9.920	$10.910
Total Return (4)	4.46%	3.75%	2.13%	5.43%	4.81%(5)	5.61%	4.77%	2.74%	2.02%	4.49%	3.70%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$43,163	$13,854	$ 598	$42,390	$17,556	$40,225	$19,947	$ 9,226	$55,263	$ 7,846	$56,363
Ratios (As a percentage of average daily net
assets):
Expenses excluding interest and fees	0.75%	1.50%	1.50%(6)	0.76%(7)	1.51%(7)	0.76%(7)	1.52%(7)	0.76%(7)	1.51%(7)	0.82%(7)	1.57%(7)
Interest and fee expense(10)	0.09%	0.09%	0.09%(6)	0.05%(7)	0.05%(7)	0.03%(7)	0.03%(7)	0.02%(7)	0.02%(7)	0.02%(7)	0.02%(7)
Total expenses	0.84%	1.59%	1.59%(6)	0.81%(7)	1.56%(7)	0.79%(7)	1.55%(7)	0.78%(7)	1.53%(7)	0.84%(7)	1.59%(7)
Expenses after custodian fee reduction excluding
interest and fees	0.73%	1.48%	1.48%(6)	0.75%(7)	1.50%(7)	0.76%(7)	1.52%(7)	0.74%(7)	1.49%(7)	0.81%(7)	1.56%(7)
Net investment income	4.11%	3.37%	2.85%(6)	4.29%	3.55%	4.63%	3.88%	4.78%	4.04%	4.83%	4.09%
Portfolio Turnover of the Portfolio(8)	—	—	—	0%	0%	23%	23%	10%	10%	25%	25%
Portfolio Turnover of the Fund	31%	31%	31%(9)	16%	16%	—	—	—	—	—	—

(1)	Net investment income per share was computed using average shares outstanding.

(2)	The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 for each Class follows. Class A: increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.82% to 4.83%; Class B: increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.08% to 4.09%.

(3)	For the period from the start of business, March 21, 2006 to August 31, 2006.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total return would have been lower had certain expenses not been reduced during the period shown.

(5)	Total return reflects an increase of 0.15% due to a change in the timing of payment and reinvestment of distributions.

(6)	Annualized.

(7)	Includes the Fund’s share of its corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(9)	For the Fund’s fiscal year, September 1, 2005 to August 31, 2006.

(10)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1B to the Fund’s audited financial statements).

Financial Highlights (continued)

						Arkansas Fund
					Year Ended August 31,

		2006(1)		2005(1)		2004(1)		2003		2002(1)(2)

	Class A	Class B	Class C(3)	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B

Net asset value - Beginning of year	$ 9.870	$10.610	$10.550	$ 9.880	$10.610	$ 9.730	$10.460	$ 9.980	$10.720	$ 9.960	$10.690

Income (loss) from operations
Net investment income	$ 0.438	$ 0.393	$ 0.112	$ 0.460	$ 0.416	$ 0.483	$0.443	$ 0.490	$ 0.444	$ 0.486	$ 0.447
Net realized and unrealized gain (loss)	0.100	(0.098)	0.177	(0.002)	0.007	0.150	0.145	(0.251)	(0.259)	0.023	0.028
Total income from operations	$ 0.538	$ 0.491	$ 0.289	$ 0.458	$ 0.423	$ 0.633	$0.588	$ 0.239	$ 0.185	$ 0.509	$ 0.475

Less distributions
From net investment income	$ (0.438)	$(0.391)	$(0.129)	$ (0.468)	$(0.423)	$ (0.483)	$ (0.438)	$(0.489)	$ (0.445)	$(0.489)	$ (0.445)
Total distributions	$ (0.438)	$ (0.391)	$ (0.129)	$ (0.468)	$ (0.423)	$ (0.483)	$ (0.438)	$(0.489)	$ (0.445)	$(0.489)	$ (0.445)
Net asset value - End of year	$ 9.970	$10.710	$10.710	$ 9.870	$10.610	$ 9.880	$10.610	$ 9.730	$10.460	$ 9.980	$10.720
Total Return (4)	5.61%	4.75%	2.76%	4.74%	4.23%(5)	6.58%	5.68%	2.42%	1.72%	5.31%	4.60%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$46,779	$ 8,166	$ 638	$36,014	$ 8,924	$33,215	$10,354	$ 9,480	$33,975	$ 7,383	$35,711
Ratios (As a percentage of average daily net
assets):
Expenses excluding interest and fees	0.74%	1.50%	1.49%(6)	0.74%(7)	1.49%(7)	0.72%(7)	1.47%(7)	0.73%(7)	1.48%(7)	0.81%(7)	1.56%(7)
Interest and fee expense(10)	0.21%	0.21%	0.21%(6)	0.13%(7)	0.13%(7)	0.07%(7)	0.07%(7)	0.04%(7)	0.04%(7)	0.02%(7)	0.02%(7)
Total expenses	0.95%	1.71%	1.70%(6)	0.87%(7)	1.62%(7)	0.79%(7)	1.54%(7)	0.77%(7)	1.52%(7)	0.83%(7)	1.58%(7)
Expenses after custodian fee reduction excluding
interest and fees	0.71%	1.46%	1.46%(6)	0.73%(7)	1.48%(7)	0.72%(7)	1.47%(7)	0.71%(7)	1.46%(7)	0.80%(7)	1.55%(7)
Net investment income	4.46%	3.72%	3.07%(6)	4.65%	3.92%	4.86%	4.13%	4.90%	4.17%	4.95%	4.24%
Portfolio Turnover of the Portfolio(8)	—	—	—	0%	0%	15%	15%	25%	25%	23%	23%
Portfolio Turnover of the Fund	18%	18%	18%(9)	14%	14%	—	—	—	—	—	—

(1)	Net investment income per share was computed using average shares outstanding.

(2)	The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 for each Class follows. Class A: increase net investment income per share by $0.001, decrease net realized and unrealized gain per share by $0.001 and increase the ratio of net investment income to average net assets from 4.94% to 4.95%; Class B: increase net investment income per share by $0.001, decrease net realized and unrealized gain per share by $0.001 and increase the ratio of net investment income to average net assets from 4.23% to 4.24%.

(3)	For the period from the start of business, April 28, 2006 to August 31, 2006.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total return would have been lower had certain expenses not been reduced during the period shown.

(5)	Total return reflects an increase of 0.17% due to a change in the timing of payment and reinvestment of distributions.

(6)	Annualized.

(7)	Includes the Fund’s share of its corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(9)	For the Fund’s fiscal year, September 1, 2005 to August 31, 2006.

(10)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1B to the Fund’s audited financial statements).

Financial Highlights (continued)

						Georgia Fund
					Year Ended August 31,

		2006(1)		2005(1)		2004(1)		2003(1)		2002(1)(2)

	Class A	Class B	Class C(3)	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B

Net asset value - Beginning of year	$ 9.510	$10.150	$ 9.980	$ 9.480	$10.130	$ 9.260	$9.900	$ 9.410	$10.050	$ 9.480	$10.120

Income (loss) from operations
Net investment income	$ 0.420	$ 0.375	$ 0.116	$ 0.448	$ 0.404	$ 0.473	$0.435	$ 0.478	$ 0.437	$ 0.485	$ 0.439
Net realized and unrealized gain (loss)	(0.044)	(0.046)	0.133(4)	0.039	0.028	0.213	0.218	(0.162)	(0.164)	(0.089)	(0.086)
Total income from operations	$ 0.376	$ 0.329	$ 0.249	$ 0.487	$ 0.432	$ 0.686	$0.653	$ 0.316	$ 0.273	$ 0.396	$ 0.353

Less distributions
From net investment income	$ (0.426)	$ (0.379)	$(0.129)	$ (0.457)	$ (0.412)	$ (0.466)	$ (0.423)	$(0.466)	$ (0.423)	$(0.466)	$ (0.423)
Total distributions	$ (0.426)	$ (0.379)	$ (0.129)	$ (0.457)	$ (0.412)	$ (0.466)	$ (0.423)	$(0.466)	$ (0.423)	$(0.466)	$ (0.423)
Net asset value - End of year	$ 9.460	$10.100	$10.100	$ 9.510	$10.150	$ 9.480	$10.130	$ 9.260	$ 9.900	$ 9.410	$10.050
Total Return (5)	4.10%	3.35%	2.52%	5.25%	4.52%(6)	7.52%	6.69%	3.39%	2.72%	4.38%	3.64%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$49,431	$13,382	$ 1,185	$42,511	$15,075	$38,229	$15,860	$ 4,234	$49,773	$ 3,425	$52,400
Ratios (As a percentage of average daily net
assets):
Expenses excluding interest and fees	0.75%	1.50%	1.50%(7)	0.77%(8)	1.52%(8)	0.78%(8)	1.53%(8)	0.77%(8)	1.52%(8)	0.85%(8)	1.60%(8)
Interest and fee expense(11)	0.45%	0.45%	0.45%(7)	0.34%(8)	0.34%(8)	0.24%(8)	0.24%(8)	0.23%(8)	0.23%(8)	0.21%(8)	0.21%(8)
Total expenses	1.20%	1.95%	1.95%(7)	1.11%(8)	1.86%(8)	1.02%(8)	1.77%(8)	1.00%(8)	1.75%(8)	1.06%(8)	1.81%(8)
Expenses after custodian fee reduction excluding
interest and fees	0.73%	1.48%	1.48%(7)	0.75%(8)	1.50%(8)	0.78%(8)	1.53%(8)	0.75%(8)	1.50%(8)	0.84%(8)	1.59%(8)
Net investment income	4.49%	3.75%	3.28%(7)	4.71%	3.98%	5.02%	4.27%	5.07%	4.34%	5.24%	4.43%
Portfolio Turnover of the Portfolio(10)	—	—	—	2%	2%	3%	3%	16%	16%	18%	18%
Portfolio Turnover of the Fund	20%	20%	20%(9)	11%	11%	—	—	—	—	—	—

(1)	Net investment income per share was computed using average shares outstanding.

(2)	The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 for each Class follows. Class A: increase net investment income per share by $0.001, increase net realized and unrealized loss per share by $0.001 and increase the ratio of net investment income to average net assets from 5.23% to 5.24%; Class B: increase net investment income per share by $0.001, increase net realized and unrealized loss per share by $0.001 and increase the ratio of net investment income to average net assets from 4.42% to 4.43%.

(3)	For the period from the start of business, April 25, 2006 to August 31, 2006.

(4)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period due to the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total return would have been lower had certain expenses not been reduced during the period shown.

(6)	Total return reflects an increase of 0.18% due to a change in the timing of payment and reinvestment of distributions.

(7)	Annualized.

(8)	Includes the Fund’s share of its corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(9)	For the Fund’s fiscal year, September 1, 2005 to August 31, 2006.

(10)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(11)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1B to the Fund’s audited financial statements).

Financial Highlights (continued)

						Kentucky Fund
					Year Ended August 31,

		2006(1)		2005(1)		2004(1)		2003(1)		2002(1)(2)

	Class A	Class B	Class C(3)	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B

Net asset value - Beginning of year	$ 9.320	$10.050	$ 9.940	$ 9.320	$10.060	$ 9.240	$9.970	$ 9.420	$10.160	$ 9.500	$10.250

Income (loss) from operations
Net investment income	$ 0.400	$ 0.359	$ 0.147	$ 0.424	$ 0.384	$ 0.442	$0.406	$ 0.446	$ 0.408	$ 0.463	$ 0.418
Net realized and unrealized gain (loss)	(0.074)	(0.076)	0.037(4)	0.005(4)	(0.007)	0.077	0.081	(0.174)	(0.188)	(0.091)	(0.098)
Total income from operations	$ 0.326	$ 0.283	$ 0.184	$ 0.429	$ 0.377	$ 0.519	$0.487	$ 0.272	$ 0.220	$ 0.372	$ 0.320

Less distributions
From net investment income	$ (0.406)	$ (0.363)	$(0.154)	$ (0.429)	$ (0.387)	$ (0.439)	$ (0.397)	$(0.452)	$ (0.410)	$(0.452)	$ (0.410)
Total distributions	$ (0.406)	$ (0.363)	$(0.154)	$ (0.429)	$ (0.387)	$ (0.439)	$ (0.397)	$(0.452)	$ (0.410)	$(0.452)	$ (0.410)
Net asset value - End of year	$ 9.240	$ 9.970	$ 9.970	$ 9.320	$10.050	$ 9.320	$10.060	$ 9.240	$ 9.970	$ 9.420	$10.160
Total Return (5)	3.63%	2.92%	1.89%	4.71%	3.99%(6)	5.70%	4.96%	2.90%	2.15%	4.09%	3.26%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$52,188	$10,122	$ 297	$50,371	$13,305	$47,288	$16,433	$ 4,248	$63,232	$ 3,103	$66,312
Ratios (As a percentage of average daily net
assets):
Expenses excluding interest and fees	0.79%	1.54%	1.54%(7)	0.77%(8)	1.52%(8)	0.78%(8)	1.53%(8)	0.77%(8)	1.52%(8)	0.80%(8)	1.55%(8)
Interest and fee expense(11)	0.06%	0.06%	0.06%(7)	0.05%(8)	0.05%(8)	0.02%(8)	0.02%(8)	0.01%(8)	0.01%(8)	0.01%(8)	0.01%(8)
Total expenses	0.85%	1.60%	1.60%(7)	0.82%(8)	1.57%(8)	0.80%(8)	1.55%(8)	0.78%(8)	1.53%(8)	0.81%(8)	1.56%(8)
Expenses after custodian fee reduction excluding
interest and fees	0.76%	1.51%	1.51%(7)	0.75%(8)	1.50%(8)	0.77%(8)	1.52%(8)	0.75%(8)	1.50%(8)	0.79%(8)	1.54%(8)
Net investment income	4.37%	3.63%	3.37%(7)	4.56%	3.82%	4.77%	4.00%	4.73%	4.01%	4.97%	4.17%
Portfolio Turnover of the Portfolio(10)	—	—	—	0%	0%	3%	3%	10%	10%	5%	5%
Portfolio Turnover of the Fund	11%	11%	11%(9)	22%	22%	—	—	—	—	—	—

(1)	Net investment income per share was computed using average shares outstanding.

(2)	The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 for each Class follows. Class A: increase net investment income per share by $0.002, increase net realized and unrealized losses per share by $0.002 and increase the ratio of net investment income to average net assets from 4.95% to 4.97%; Class B: increase net investment income per share by $0.002, increase net realized and unrealized losses per share by $0.002 and increase the ratio of net investment income to average net assets from 4.15% to 4.17%.

(3)	For the period from the start of business, March 23, 2006 to August 31, 2006.

(4)	The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount at the per share realized and unrealized gains and losses at such time.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total returns would have been lower had certain expenses not been reduced during the periods shown.

(6)	Total return reflects an increase of 0.17% due to a change in the timing of payment and reinvestment of distributions.

(7)	Annualized.

(8)	Includes the Fund’s share of its corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(9)	For the Fund’s fiscal year, September 1, 2005 to August 31, 2006.

(10)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(11)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1B to the Fund’s audited financial statements).

Financial Highlights (continued)

					Louisiana Fund
					Year Ended August 31,

	2006(1)		2005(1)		2004(1)		2003		2002(1)(2)

	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B

Net asset value - Beginning of year	$ 9.960	$10.520	$ 9.840	$10.400	$ 9.610	$10.150	$ 9.790	$10.350	$ 9.810	$10.380

Income (loss) from operations
Net investment income	$ 0.449	$ 0.399	$ 0.460	$0.411	$ 0.485	$ 0.438	$ 0.490	$ 0.441	$ 0.486	$ 0.438
Net realized and unrealized gain (loss)	—	0.006	0.123	0.120	0.217	0.233	(0.208)	(0.227)	(0.047)	(0.056)
Total income from operations	$ 0.449	$ 0.405	$ 0.583	$0.531	$ 0.702	$ 0.671	$ 0.282	$ 0.214	$ 0.439	$ 0.382

Less distributions
From net investment income	$ (0.449)	$(0.395)	$ (0.463)	$(0.411)	$ (0.472)	$(0.421)	$(0.462)	$ (0.414)	$(0.459)	$ (0.412)
Total distributions	$ (0.449)	$ (0.395)	$ (0.463)	$ (0.411)	$ (0.472)	$ (0.421)	$(0.462)	$ (0.414)	$(0.459)	$ (0.412)
Net asset value - End of year	$ 9.960	$10.530	$ 9.960	$10.520	$ 9.840	$10.400	$ 9.610	$10.150	$ 9.790	$10.350
Total Return (3)	4.66%	3.97%	6.04%	5.36%(4)	7.44%	6.72%	2.89%	2.05%	4.66%	3.82%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$26,972	$ 6,124	$22,317	$8,285	$17,793	$ 9,444	$ 6,027	$22,312	$ 5,885	$23,393
Ratios (As a percentage of average daily net
assets):
Expenses excluding interest and fees	0.71%	1.47%	0.76%(5)	1.51%(5)	0.76%(5)	1.51%(5)	0.74%(5)	1.49%(5)	0.80%(5)	1.55%(5)
Interest and fee expense(7)	0.26%	0.26%	0.14%(5)	0.14%(5)	0.08%(5)	0.08%(5)	0.06%(5)	0.06%(5)	0.06%(5)	0.06%(5)
Total expenses	0.97%	1.73%	0.90%(5)	1.65%(5)	0.84%(5)	1.59%(5)	0.80%(5)	1.55%(5)	0.86%(5)	1.61%(5)
Expenses after custodian fee reduction
excluding interest and fees	0.68%	1.44%	0.75%%(5)	1.50%(5)	0.75%(5)	1.50%(5)	0.72%(5)	1.47%(5)	0.78%(5)	1.53%(5)
Net investment income	4.57%	3.84%	4.63%	3.91%	4.98%	4.23%	5.00%	4.25%	5.05%	4.30%
Portfolio Turnover of the Portfolio(6)	—	—	0%	0%	9%	9%	21%	21%	25%	25%
Portfolio Turnover of the Fund	30%	30%	12%	12%	—	—	—	—	—	—

(1)	Net investment income per share was computed using average shares outstanding.

(2)	The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 for each Class follows. Class A: increase net investment income per share by $0.015, increase net realized and unrealized losses per share by $0.015 and increase the ratio of net investment income to average net assets from 4.90% to 5.05%; Class B: increase net investment income per share by $0.015, increase net realized and unrealized losses per share by $0.015 and increase the ratio of net investment income to average net assets from 4.15% to 4.30%.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total returns would have been lower had certain expenses not been reduced during the periods shown.

(4)	Total return reflects an increase of 0.17% due to a change in the timing of payment and reinvestment of distributions.

(5)	Includes the Fund’s share of its corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(6)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1B to the Fund’s audited financial statements).

Financial Highlights (continued)

						Maryland Fund
						Year Ended August 31,

		2006(1)		2005(1)		2004(1)		2003(1)		2002(1)(2)

	Class A	Class B	Class C(3)	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B

Net asset value - Beginning of year	$ 9.590	$10.460	$10.340	$ 9.490	$10.350	$ 9.500	$10.360	$ 9.700	$10.580	$ 9.700	$10.580

Income (loss) from operations
Net investment income	$ 0.454	$ 0.419	$ 0.115	$ 0.442	$ 0.405	$ 0.459	$0.426	$ 0.454	$ 0.416	$ 0.452	$ 0.419
Net realized and unrealized gain (loss)	0.005	0.002	0.146	0.094	0.103	0.022	0.018	(0.203)	(0.222)	(0.003)(4)	(0.007)(4)
Total income from operations	$ 0.459	$ 0.421	$ 0.261	$ 0.536	$ 0.508	$ 0.481	$0.444	$ 0.251	$ 0.194	$ 0.449	$ 0.412

Less distributions
From net investment income	$ (0.429)	$ (0.391)	$(0.131)	$ (0.436)	$ (0.398)	$ (0.449)	$ (0.412)	$(0.449)	$ (0.412)	$ (0.449)	$ (0.412)
From net realized gain	$ --	$ --	$ --	$ --	$--	$ (0.042)	$ (0.042)	$(0.002)	$ (0.002)	$ --	$ --
Total distributions	$ (0.429)	$ (0.391)	$ (0.131)	$ (0.436)	$ (0.398)	$ (0.491)	$ (0.454)	$(0.451)	$ (0.414)	$ (0.449)	$ (0.412)
Net asset value - End of year	$ 9.620	$10.490	$10.470	$ 9.590	$10.460	$ 9.490	$10.350	$ 9.500	$10.360	$ 9.700	$10.580
Total Return (5)	4.94%	4.14%	2.54%	5.77%	5.17%(6)	5.14%	4.34%	2.58%	1.80%	4.80%	4.02%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$55,380	$17,178	$ 342	$45,791	$19,783	$45,913	$25,455	$ 8,085	$70,431	$10,820	$74,435
Ratios (As a percentage of average daily net
assets):
Expenses excluding interest and fees (6)	0.79%	1.54%	1.54%(7)	0.80%(8)	1.55%(8)	0.79%(8)	1.54%(8)	0.78%(8)	1.53%(8)	0.85%(8)	1.60%(8)
Interest and fee expense(11)	0.76%	0.76%	0.76%(7)	0.28%(8)	0.28%(8)	0.03%(8)	0.03%(8)	0.09%(8)	0.09%(8)	0.10%(8)	0.10%(8)
Total expenses	1.55%	2.30%	2.30%(7)	1.08%(8)	1.83%(8)	0.82%(8)	1.57%(8)	0.87%(8)	1.62%(8)	0.95%(8)	1.70%(8)
Expenses after custodian fee reduction
excluding interest and fees (6)	0.76%	1.51%	1.51%(7)	0.79%(8)	1.54%(8)	0.79%(8)	1.54%(8)	0.76%(8)	1.51%(8)	0.83%(8)	1.58%(8)
Net investment income	4.78%	4.05%	3.31%(7)	4.64%	3.90%	4.84%	4.05%	4.67%	3.92%	4.73%	4.02%
Portfolio Turnover of the Portfolio(10)	—	—	—	0%	0%	12%	12%	28%	28%	25%	25%
Portfolio Turnover of the Fund	15%	15%	15%(9)	10%	10%	—	—	—	—	—	—

(1)	Net investment income per share was computed using average shares outstanding.

(2)	The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 for each Class follows. Class A: increase net investment income per share by less than $0.001, increase net realized and unrealized losses per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%; Class B: increase net investment income per share by less than $0.001, increase net realized and unrealized losses per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%.

(3)	For the period from the start of business, May 2, 2006 to August 31, 2006.

(4)	Per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total returns would have been lower had certain expenses not been reduced during the periods shown.

(6)	Total return reflects an increase of 0.17% due to a change in the timing of payment and reinvestment of distributions.

(7)	Annualized.

(8)	Includes the Fund’s share of its corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(9)	For the Fund’s fiscal year, September 1, 2005 to August 31, 2006.

(10)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investment directly into the Portfolio.

(11)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1B to the Fund’s audited financial statements).

Financial Highlights (continued)

						Missouri Fund
					Year Ended August 31,

		2006(1)		2005(1)		2004(1)		2003(1)		2002(1)(2)

	Class A	Class B	Class C(3)	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B

Net asset value - Beginning of year	$10.180	$11.250	$11.140	$10.080	$11.140	$ 9.890	$10.930	$10.090	$11.140	$10.130	$11.190

Income (loss) from operations
Net investment income	$ 0.441	$ 0.407	$ 0.189	$ 0.462	$ 0.429	$ 0.497	$0.474	$ 0.510	$ 0.482	$ 0.520	$ 0.494
Net realized and unrealized gain (loss)	(0.058)	(0.071)	0.052(4)	0.116	0.125	0.232	0.244	(0.192)	(0.201)	(0.043)	(0.053)
Total income from operations	$ 0.383	$ 0.336	$ 0.241	$ 0.578	$ 0.554	$ 0.729	$0.718	$ 0.318	$ 0.281	$ 0.477	$ 0.441

Less distributions
From net investment income	$ (0.443)	$ (0.406)	$(0.211)	$ (0.478)	$ (0.444)	$ (0.539)	$ (0.508)	$(0.518)	$ (0.491)	$(0.517)	$ (0.491)
Total distributions	$ (0.443)	$ (0.406)	$ (0.211)	$ (0.478)	$ (0.444)	$ (0.539)	$ (0.508)	$ (0.518)	$ (0.491)	$ (0.517)	$ (0.491)
Net asset value - End of year	$10.120	$11.180	$11.170	$10.180	$11.250	$10.080	$11.140	$ 9.890	$10.930	$10.090	$11.140
Total Return (5)	3.91%	3.10%	2.20%	5.87%	5.26%(6)	7.53%	6.71%	3.18%	2.52%	4.92%	4.09%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$64,947	$11,169	$ 1,117	$55,806	$13,142	$44,385	$12,903	$ 7,311	$49,870	$ 6,301	$52,305
Ratios (As a percentage of average daily net
assets):
Expenses excluding interest and fees	0.75%	1.50%	1.50%(7)	0.79%(8)	1.54%(8)	0.81%(8)	1.56%(8)	0.79%(8)	1.54%(8)	0.80%(8)	1.55%(8)
Interest and fee expense(11)	0.27%	0.27%	0.27%(7)	0.21%(8)	0.21%(8)	0.13%(8)	0.13%(8)	0.13%(8)	0.13%(8)	—(8)	—(8)
Total expenses	1.02%	1.77%	1.77%(7)	1.00%(8)	1.75%(8)	0.94%(8)	1.69%(8)	0.92%(8)	1.67%(8)	0.80%(8)	1.55%(8)
Expenses after custodian fee reduction
excluding interest and fees	0.71%	1.46%	1.46%(7)	0.76%(8)	1.51%(8)	0.80%(8)	1.55%(8)	0.77%(8)	1.52%(8)	0.79%(8)	1.54%(8)
Net investment income	4.41%	3.68%	3.17%(7)	4.58%	3.85%	4.99%	4.26%	5.06%	4.32%	5.24%	4.50%
Portfolio Turnover of the Portfolio(10)	—	—	—	0%	0%	10%	10%	20%	20%	8%	8%
Portfolio Turnover of the Fund	27%	27%	27%(9)	6%	6%	—	—	—	—	—	—

(1)	Net investment income per share was computed using average shares outstanding.

(2)	The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 for each Class follows. Class A: increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 5.23% to 5.24%; Class B: increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.49% to 4.50%.

(3)	For the period from the start of business, February 16, 2006 to August 31, 2006.

(4)	The per share data is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total return would have been lower had certain expenses not been reduced during the period shown.

(6)	Total return reflects an increase of 0.16% due to a change in the timing of payment and reinvestment of distributions.

(7)	Annualized.

(8)	Includes the Fund’s share of its corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(9)	For the Fund’s fiscal year, September 1, 2005 to August 31, 2006.

(10)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(11)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1B to the Fund’s audited financial statements).

Financial Highlights (continued)

					North Carolina Fund
					Year Ended August 31,

		2006(1)		2005(1)		2004(1)		2003(1)		2002(1)(2)

	Class A	Class B	Class C(3)	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B

Net asset value - Beginning of year	$ 9.340	$10.040	$ 9.910	$ 9.390	$10.100	$ 9.320	$10.030	$ 9.600	$10.310	$ 9.670	$10.390

Income (loss) from operations
Net investment income	$ 0.410	$ 0.368	$ 0.097	$ 0.419	$ 0.375	$ 0.436	$0.402	$ 0.447	$ 0.405	$ 0.467	$ 0.427
Net realized and unrealized gain (loss)	0.025	0.032	0.183(4)	(0.052)	(0.061)	0.071	0.062	(0.275)	(0.277)	(0.085)	(0.099)
Total income from operations	$ 0.435	$ 0.400	$ 0.280	$ 0.367	$ 0.314	$ 0.507	$0.464	$ 0.172	$ 0.128	$ 0.382	$ 0.328

Less distributions
From net investment income	$ (0.405)	$ (0.360)	$(0.120)	$ (0.417)	$ (0.374)	$ (0.437)	$ (0.394)	$(0.452)	$ (0.408)	$(0.452)	$ (0.408)
Total distributions	$ (0.405)	$ (0.360)	$ (0.120)	$ (0.417)	$ (0.374)	$ (0.437)	$ (0.394)	$(0.452)	$ (0.408)	$(0.452)	$ (0.408)
Net asset value - End of year	$ 9.370	$10.080	$10.070	$ 9.340	$10.040	$ 9.390	$10.100	$ 9.320	$10.030	$ 9.600	$10.310
Total Return (5)	4.80%	4.09%	2.85%	4.00%	3.32%(6)	5.52%	4.69%	1.80%	1.23%	4.12%	3.29%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$67,480	$12,145	$ 527	$57,823	$15,344	$61,704	$18,098	$ 9,351	$79,932	$ 9,036	$86,499
Ratios (As a percentage of average daily net
assets):
Expenses excluding interest and fees	0.77%	1.52%	1.52%(7)	0.79%(8)	1.54%(8)	0.79%(8)	1.54%(8)	0.79%(8)	1.54%(8)	0.83%(8)	1.58%(8)
Interest and fee expense(11)	0.38%	0.38%	0.38%(7)	0.16%(8)	0.16%(8)	0.19%(8)	0.19%(8)	0.03%(8)	0.03%(8)	—(8)	—(8)
Total expenses	1.15%	1.90%	1.90%(7)	0.95%(8)	1.70%(8)	0.98%(8)	1.73%(8)	0.82%(8)	1.57%(8)	0.83%(8)	1.58%(8)
Expenses after custodian fee reduction excluding
interest and fees	0.75%	1.50%	1.50%(7)	0.79%(8)	1.54%(8)	0.79%(8)	1.54%(8)	0.77%(8)	1.52%(8)	0.83%(8)	1.58%(8)
Net investment income	4.43%	3.69%	2.91%(7)	4.48%	3.73%	4.65%	3.93%	4.69%	3.96%	4.93%	4.20%
Portfolio Turnover of the Portfolio(10)	—	—	—	0%	0%	19%	19%	21%	21%	21%	21%
Portfolio Turnover of the Fund	18%	18%	18%(9)	8%	8%	—	—	—	—	—	—

(1)	Net investment income per share was computed using average shares outstanding.

(2)	The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 for each Class follows. Class A: increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.92% to 4.93%; Class B: increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.19% to 4.20%.

(3)	For the period from the start of business, May 2, 2006 to August 31, 2006.

(4)	The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total return would have been lower had certain expenses not been reduced during the period shown.

(6)	Total return reflects an increase of 0.16% due to a change in the timing of payment and reinvestment of distributions.

(7)	Annualized.

(8)	Includes the Fund’s share of its corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(9)	For the Fund’s fiscal year, September 1, 2005 to August 31, 2006.

(10)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(11)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1B to the Fund’s audited financial statements).

Financial Highlights (continued)

						Oregon Fund
					Year Ended August 31,

		2006(1)		2005(1)		2004(1)		2003(1)		2002(1)(2)

	Class A	Class B	Class C(3)	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B

Net asset value - Beginning of year	$ 9.460	$10.340	$10.400	$ 9.480	$10.370	$ 9.420	$10.300	$ 9.690	$10.600	$ 9.720	$10.630

Income (loss) from operations
Net investment income	$ 0.443	$ 0.408	$ 0.172	$ 0.470	$ 0.438	$ 0.497	$0.470	$ 0.496	$ 0.466	$ 0.489	$ 0.459
Net realized and unrealized gain (loss)	0.089	0.097	0.061(4)	(0.015)	(0.026)	0.062	0.068	(0.278)	(0.309)	(0.031)	(0.035)
Total income from operations	$ 0.532	$ 0.505	$ 0.233	$ 0.455	$ 0.412	$ 0.559	$0.538	$ 0.218	$ 0.157	$ 0.458	$ 0.424

Less distributions*
From net investment income	$ (0.442)	$ (0.405)	$(0.193)	$ (0.475)	$ (0.442)	$ (0.499)	$ (0.468)	$(0.488)	$ (0.457)	$(0.488)	$ (0.454)
Total distributions	$ (0.442)	$ (0.405)	$ (0.193)	$ (0.475)	$ (0.442)	$ (0.499)	$ (0.468)	$(0.488)	$ (0.457)	$(0.488)	$ (0.454)
Net asset value - End of year	$ 9.550	$10.440	$10.440	$ 9.460	$10.340	$ 9.480	$10.370	$ 9.420	$10.300	$ 9.690	$10.600
Total Return (5)	5.78%	5.00%	2.27%	4.91%	4.24%(6)	5.98%	5.26%	2.30%	1.49%	4.90%	4.13%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$73,764	$21,015	$ 666	$66,240	$22,363	$55,604	$24,787	$ 9,778	$72,634	$ 7,638	$75,861
Ratios (As a percentage of average daily net
assets):
Expenses excluding interest and fees	0.77%	1.52%	1.52%(7)	0.80%(8)	1.55%(8)	0.81%(8)	1.56%(8)	0.80%(8)	1.55%(8)	0.81%(8)	1.56%(8)
Interest and fee expense(11)	0.46%	0.46%	0.46%(7)	0.26%(8)	0.26%(8)	0.13%(8)	0.13%(8)	0.10%(8)	0.10%(8)	0.10%(8)	0.10%(8)
Total expenses	1.23%	1.98%	1.98%(7)	1.06%(8)	1.81%(8)	0.94%(8)	1.69%(8)	0.90%(8)	1.65%(8)	0.91%(8)	1.66%(8)
Expenses after custodian fee reduction excluding
interest and fees	0.75%	1.50%	1.50%(7)	0.79%(8)	1.54%(8)	0.80%(8)	1.55%(8)	0.78%(8)	1.53%(8)	0.80%(8)	1.55%(8)
Net investment income	4.69%	3.96%	3.32%(7)	4.96%	4.24%	5.19%	4.45%	5.19%	4.45%	5.11%	4.39%
Portfolio Turnover of the Portfolio(10)	—	—	—	0%	0%	6%	6%	16%	16%	21%	21%
Portfolio Turnover of the Fund	15%	15%	15%(9)	27%	27%	—	—	—	—	—	—

(1)	Net investment income per share was computed using average shares outstanding.

(2)	The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 for each Class follows. Class A: increase net investment income per share by $0.003, increase net realized and unrealized losses per share by $0.003 and increase the ratio of net investment income to average net assets from 5.08% to 5.11%; Class B: increase net investment income per share by $0.003, increase net realized and unrealized losses per share by $0.003 and increase the ratio of net investment income to average net assets from 4.36% to 4.39%.

(3)	For the period from the start of business, March 2, 2006 to August 31, 2006.

(4)	The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total return would have been lower had certain expenses not been reduced during the period shown.

(6)	Total return reflects an increase of 0.18% due to a change in the timing of payment and reinvestment of distributions.

(7)	Annualized.

(8)	Includes the Fund’s share of its corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(9)	For the Fund’s fiscal year, September 1, 2005 to August 31, 2006.

(10)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(11)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1B to the Fund’s audited financial statements).

Financial Highlights (continued)

					South Carolina Fund

					Year Ended August 31,

		2006(1)		2005(1)		2004		2003		2002(1)(2)

	Class A	Class B	Class C(3)	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B

Net asset value - Beginning of year	$10.060	$10.670	$10.470	$ 9.710	$10.300	$ 9.450	$10.020	$ 9.660	$10.250	$ 9.710	$10.300

Income (loss) from operations
Net investment income	$ 0.423	$ 0.372	$ 0.218	$ 0.463	$ 0.417	$ 0.508	$0.465	$ 0.488	$ 0.441	$ 0.483	$ 0.441
Net realized and unrealized gain (loss)	(0.002)	(0.005)	0.199(4)	0.370	0.387	0.265	0.283	(0.213)	(0.231)	(0.052)	(0.057)
Total income (loss) from operations	$ 0.421	$ 0.367	$ 0.417	$ 0.833	$ 0.804	$ 0.773	$0.748	$ 0.275	$ 0.210	$ 0.431	$ 0.384

Less distributions
From net investment income	$ (0.431)	$ (0.377)	$(0.227)	$ (0.483)	$ (0.434)	$ (0.513)	$ (0.468)	$ (0.485)	$ (0.440)	$(0.481)	$ (0.434)
Total distributions	$ (0.431)	$ (0.377)	$ (0.227)	$ (0.483)	$ (0.434)	$ (0.513)	$ (0.468)	$ (0.485)	$ (0.440)	$(0.481)	$ (0.434)
Net asset value - End of year	$10.050	$10.660	$10.660	$10.060	$10.670	$ 9.710	$10.300	$ 9.450	$10.020	$ 9.660	$10.250
Total Return (5)	4.35%	3.57%	4.04%	8.78%	8.16%(6)	8.32%	7.58%	2.88%	2.06%	4.61%	3.87%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$71,412	$17,667	$ 2,272	$50,953	$18,039	$34,601	$18,529	$10,727	$40,459	$ 8,907	$37,935
Ratios (As a percentage of average daily net
assets):
Expenses excluding interest and fees	0.75%	1.50%	1.50%(7)	0.75%(8)	1.50%(8)	0.75%(8)	1.50%(8)	0.73%(8)	1.48%(8)	0.80%(8)	1.56%(8)
Interest and fee expense(11)	0.37%	0.37%	0.37%(7)	0.37%(8)	0.37%(8)	0.23%(8)	0.23%(8)	0.03%(8)	0.03%(8)	0.08%(8)	0.08%(8)
Total expenses	1.12%	1.87%	1.87%(7)	1.12%(8)	1.87%(8)	0.98%(8)	1.73%(8)	0.76%(8)	1.51%(8)	0.88%(8)	1.64%(8)
Expenses after custodian fee reduction
excluding interest and fees	0.73%	1.48%	1.48%(7)	0.72%(8)	1.47%(8)	0.75%(8)	1.50%(8)	0.71%(8)	1.46%(8)	0.78%(8)	1.54%(8)
Net investment income	4.28%	3.55%	3.27%(7)	4.69%	3.98%	5.22%	4.50%	5.06%	4.33%	5.05%	4.35%
Portfolio Turnover of the Portfolio(10)	—	—	—	0%	0%	40%	40%	25%	25%	15%	15%
Portfolio Turnover of the Fund	42%	42%	42%(9)	29%	29%	—	—	—	—	—	—

(1)	Net investment income per share was computed using average shares outstanding.

(2)	The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 for each Class follows. Class A: increase net investment income per share by $0.003, increase net realized and unrealized losses per share by $0.003 and increase the ratio of net investment income to average net assets from 5.02% to 5.05%; Class B: increase net investment income per share by $0.003, increase net realized and unrealized losses per share by $0.003 and increase the ratio of net investment income to average net assets from 4.32% to 4.35%.

(3)	For the period from the start of business, January 12, 2006 to August 31, 2006.

(4)	The per share amount is not in accord with the net realized an unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total returns would have been lower had certain expenses not been reduced during the periods shown.

(6)	Total return reflects an increase of 0.18% due to a change in the timing of payment and reinvestment of distributions.

(7)	Annualized.

(8)	Includes the Fund’s share of its corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(9)	For the Fund’s fiscal year, September 1, 2005 to August 31, 2006.

(10)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(11)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1B to the Fund’s audited financial statements).

Financial Highlights (continued)

						Tennessee Fund

					Year Ended August 31,

		2006(1)		2005(1)		2004(1)		2003		2002(1)(2)

	Class A	Class B	Class C(3)	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B

Net asset value - Beginning of year	$ 9.880	$10.750	$10.580	$ 9.900	$10.780	$ 9.790	$10.660	$ 9.910	$10.800	$ 9.920	$10.800

Income (loss) from operations
Net investment income	$ 0.419	$ 0.378	$ 0.110	$ 0.431	$ 0.390	$ 0.462	$0.429	$ 0.469	$ 0.433	$ 0.479	$ 0.444
Net realized and unrealized gain (loss)	(0.028)	(0.020)	0.156(4)	(0.001)	(0.010)	0.133	0.137	(0.111)	(0.133)	(0.011)	(0.004)
Total income from operations	$ 0.391	$ 0.358	$ 0.266	$ 0.430	$ 0.380	$ 0.595	$0.566	$ 0.358	$ 0.300	$ 0.468	$ 0.440

Less distributions
From net investment income	$ (0.421)	$(0.378)	$(0.126)	$ (0.450)	$ (0.410)	$ (0.485)	$ (0.446)	$(0.478)	$ (0.440)	$(0.478)	$ (0.440)
Total distributions	$ (0.421)	$ (0.378)	$ (0.126)	$ (0.450)	$ (0.410)	$ (0.485)	$ (0.446)	$(0.478)	$ (0.440)	$(0.478)	$ (0.440)
Net asset value - End of year	$ 9.850	$10.730	$10.720	$ 9.880	$10.750	$ 9.900	$10.780	$ 9.790	$10.660	$ 9.910	$10.800
Total Return(5)	4.09%	3.43%	2.54%	4.44%	3.75%(6)	6.17%	5.39%	3.65%	2.79%	4.91%	4.22%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$46,023	$ 8,638	$ 559	$42,088	$10,346	$39,285	$11,924	$ 9,051	$39,182	$ 6,672	$41,087
Ratios (As a percentage of average daily net
assets):
Expenses excluding interest and fees	0.73%	1.48%	1.48%(7)	0.76%(8)	1.51%(8)	0.74%(8)	1.49%(8)	0.74%(8)	1.49%(8)	0.76%(8)	1.51%(8)
Interest and fee expense(11)	0.19%	0.19%	0.19%(7)	0.16%(8)	0.16%(8)	0.08%(8)	0.08%(8)	0.05%(8)	0.05%(8)	0.04%(8)	0.04%(8)
Total expenses	0.92%	1.67%	1.67%(7)	0.92%(8)	1.67%(8)	0.82%(8)	1.57%(8)	0.79%(8)	1.54%(8)	0.80%(8)	1.55%(8)
Expenses after custodian fee reduction excluding
interest and fees	0.70%	1.45%	1.45%(7)	0.75%(8)	1.50%(8)	0.73%(8)	1.48%(8)	0.71%(8)	1.46%(8)	0.74%(8)	1.49%(8)
Net investment income	4.30%	3.56%	3.10%(7)	4.36%	3.63%	4.69%	3.95%	4.72%	3.99%	4.91%	4.19%
Portfolio Turnover of the Portfolio(10)	—	—	—	0%	0%	20%	20%	17%	17%	19%	19%
Portfolio Turnover of the Fund	16%	16%	16%(9)	13%	13%	—	—	—	—	—	—

(1)	Net investment income per share was computed using average shares outstanding.

(2)	The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 for each Class follows. Class A: increase net investment income per share by less than $0.001, increase net realized and unrealized losses per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%; Class B: increase net investment income per share by less than $0.001, increase net realized and unrealized losses per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%.

(3)	For the period from the start of business, May 2, 2006 to August 31, 2006.

(4)	The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period due to the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total return would have been lower had certain expenses not been reduced during the period shown.

(6)	Total return reflects an increase of 0.16% due to a change in the timing of payment and reinvestment of distributions.

(7)	Annualized.

(8)	Includes the Fund’s share of its corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(9)	For the Fund’s fiscal year, September 1, 2005 to August 31, 2006.

(10)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(11)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1B to the Fund’s audited financial statements).

Financial Highlights (continued)

						Virginia Fund

					Year Ended August 31,

		2006(1)		2005(1)		2004(1)		2003(1)		2002(1)(2)

	Class A	Class B	Class C(3)	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B

Net asset value - Beginning of year	$ 9.790	$10.830	$10.660	$ 9.590	$10.610	$ 9.390	$10.400	$ 9.600	$10.630	$ 9.700	$ 10.730

Income (loss) from operations
Net investment income	$ 0.418	$ 0.384	$ 0.198	$ 0.426	$ 0.392	$ 0.451	$ 0.426	$ 0.463	$0.434	$ 0.475	$ 0.448
Net realized and unrealized gain (loss)	(0.025)	(0.018)	0.158(4)	0.202	0.222	0.202	0.204	(0.217)	(0.240)	(0.119)	(0.124)
Total income from operations	$ 0.393	$ 0.366	$ 0.356	$ 0.628	$ 0.614	$ 0.653	$ 0.630	$ 0.246	$0.194	$ 0.356	$ 0.324

Less distributions
From net investment income	$ (0.413)	$ (0.376)	$(0.206)	$ (0.428)	$ (0.394)	$ (0.453)	$ (0.420)	$(0.456)	$(0.424)	$(0.456)	$ (0.424)
Total distributions	$ (0.413)	$ (0.376)	$ (0.206)	$ (0.428)	$ (0.394)	$ (0.453)	$ (0.420)	$(0.456)	$(0.424)	$(0.456)	$ (0.424)
Net asset value - End of year	$ 9.770	$10.820	$10.810	$ 9.790	$10.830	$ 9.590	$10.610	$ 9.390	$10.400	$ 9.600	$ 10.630
Total Return (5)	4.16%	3.49%	3.38%	6.70%	6.06%(6)	7.06%	6.15%	2.58%	1.81%	3.82%	3.14%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$89,098	$24,411	$ 548	$78,848	$29,456	$73,924	$32,477	$ 9,477	$103,739	$ 8,357	$110,881
Ratios (As a percentage of average daily net
assets):
Expenses excluding interest and fees	0.77%	1.52%	1.52%(7)	0.80%(8)	1.55%(8)	0.79%(8)	1.54%(8)	0.81%(8)	1.56%(8)	0.82%(8)	1.57%(8)
Interest and fee expense(11)	0.54%	0.54%	0.54%(7)	0.23%(8)	0.23%(8)	0.12%(8)	0.12%(8)	0.08%(8)	0.08%(8)	0.06%(8)	0.06%(8)
Total expenses	1.31%	2.06%	2.06%(7)	1.03%(8)	1.78%(8)	0.91%(8)	1.66%(8)	0.89%(8)	1.64%(8)	0.88%(8)	1.63%(8)
Expenses after custodian fee reduction
excluding interest and fees	0.76%	1.51%	1.51%(7)	0.79%(8)	1.54%(8)	0.79%(8)	1.54%(8)	0.80%(8)	1.55%(8)	0.82%(8)	1.57%(8)
Net investment income	4.34%	3.61%	3.31%(7)	4.41%	3.67%	4.75%	4.00%	4.83%	4.09%	4.99%	4.25%
Portfolio Turnover of the Portfolio(10)	—	—	—	0%	0%	14%	14%	20%	20%	33%	33%
Portfolio Turnover of the Fund	30%	30%	30%(9)	47%	47%	—	—	—	—	—	—

(1)	Net investment income per share was computed using average shares outstanding.

(2)	The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended August 31, 2002 for each Class follows. Class A: increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.98% to 4.99%; Class B: increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.24% to 4.25%.

(3)	For the period from the start of business, February 8, 2006 to August 31, 2006.

(4)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis. Total return would have been lower had certain expenses not been reduced during the period shown.

(6)	Total return reflects an increase of 0.16% due to a change in the timing of payment and reinvestment of distributions.

(7)	Annualized.

(8)	Includes the Fund’s share of its corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(9)	For the Fund’s fiscal year, September 1, 2005 to August 31, 2006.

(10)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(11)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1B to the Fund’s audited financial statements).

More Information

About the Funds: More information is available in the statement of additional information. The statement of additional information is incorporated by reference into this prospectus. Additional information about each Fund’s investments is available in the annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during the past fiscal year. You may obtain free copies of the statement of additional information and the shareholder reports on Eaton Vance’s website at www.eatonvance.com or by contacting the principal underwriter:

Eaton Vance Distributors, Inc. The Eaton Vance Building 255 State Street Boston, MA 02109 1-800-225-6265 website: www.eatonvance.com

You will find and may copy information about each Fund (including the statement of additional information and shareholder reports): at the Securities and Exchange Commission’s public reference room in Washington, DC (call 1-202-551-8690 for information on the operation of the public reference room); on the EDGAR Database on the SEC’s Internet site (http://www.sec.gov); or, upon payment of copying fees, by writing to the SEC’s public reference section, 100 F Street NE, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

About Shareholder Accounts: You can obtain more information from Eaton Vance Shareholder Services (1-800-262-1122). If you own shares and would like to add to, redeem or change your account, please write or call the transfer agent:

PFPC Inc. P.O. Box 9653 Providence, RI 02940-9653 1-800-262-1122

The Funds’ SEC File No. is 811-04409	12MUNI1/1P
113-1/07REV	© 2007 Eaton Vance Management